PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks 60.2%
Aerospace & Defense 1.3%
AAR Corp.*	600	$37,440
AeroVironment, Inc.*	300	37,812
BAE Systems PLC (United Kingdom)	54,280	768,290
Boeing Co. (The)*	8,100	2,111,346
Curtiss-Wright Corp.	5,000	1,113,950
Dassault Aviation SA (France)	1,497	296,601
Hindustan Aeronautics Ltd. (India)	1,800	60,633
Howmet Aerospace, Inc.	45,900	2,484,108
Kaman Corp.	1,300	31,135
Kongsberg Gruppen ASA (Norway)	470	21,517
Moog, Inc. (Class A Stock)	1,900	275,082
Northrop Grumman Corp.	1,500	702,210
Rolls-Royce Holdings PLC (United Kingdom)*	237,534	906,042
RTX Corp.	9,500	799,330
Safran SA (France)	120	21,157
Textron, Inc.	27,800	2,235,676
Triumph Group, Inc.*	5,500	91,190
Woodward, Inc.	4,900	667,037
		12,660,556
Air Freight & Logistics 0.3%
FedEx Corp.	10,750	2,719,427
Automobile Components 0.2%
Adient PLC*	2,350	85,446
Hyundai Mobis Co. Ltd. (South Korea)	3,930	720,027
Magna International, Inc. (Canada)	1,300	76,810
Modine Manufacturing Co.*	4,250	253,725
Sumitomo Rubber Industries Ltd. (Japan)	4,700	50,896
Toyota Boshoku Corp. (Japan)	4,100	64,831
Visteon Corp.*	2,050	256,045
		1,507,780
Automobiles 1.6%
Bayerische Motoren Werke AG (Germany)	6,972	775,786
BYD Co. Ltd. (China) (Class H Stock)	21,000	579,277
Ford Motor Co.	220,700	2,690,333
General Motors Co.	89,000	3,196,880
Hyundai Motor Co. (South Korea)	986	155,103
Kia Corp. (South Korea)	12,551	970,610
Li Auto, Inc. (China) (Class A Stock)*	5,300	99,301

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
Mazda Motor Corp. (Japan)	28,700	$306,777
Stellantis NV	32,883	770,470
Subaru Corp. (Japan)	2,800	51,070
Suzuki Motor Corp. (Japan)	1,600	68,187
Tata Motors Ltd. (India)	38,375	359,521
Tesla, Inc.*	20,950	5,205,656
Toyota Motor Corp. (Japan)	18,770	343,936
		15,572,907
Banks 3.5%
Alior Bank SA (Poland)*	1,240	24,073
Amalgamated Financial Corp.	4,250	114,495
Associated Banc-Corp.	7,400	158,286
Atlantic Union Bankshares Corp.	3,900	142,506
Axos Financial, Inc.*	2,900	158,340
Banc of California, Inc.	7,050	94,681
Banco Bilbao Vizcaya Argentaria SA (Spain)	7,169	65,340
Banco del Bajio SA (Mexico), 144A	66,600	223,007
Banco do Brasil SA (Brazil)	72,400	825,319
Bancorp, Inc. (The)*	3,350	129,176
Bank Mandiri Persero Tbk PT (Indonesia)	362,000	142,207
Bank of America Corp.	150,325	5,061,443
Bank of Beijing Co. Ltd. (China) (Class A Stock)	240,100	152,617
Bank of Communications Co. Ltd. (China) (Class H Stock)	656,000	409,492
Bank of Georgia Group PLC (Georgia)	10,319	522,685
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	152,200	142,894
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	151,400	126,838
BankUnited, Inc.	4,400	142,692
Byline Bancorp, Inc.	4,800	113,088
Capitol Federal Financial, Inc.	2,300	14,835
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	120,000	56,595
China Construction Bank Corp. (China) (Class H Stock)	1,416,000	842,308
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	220,700	126,360
Citigroup, Inc.	58,000	2,983,520
Civista Bancshares, Inc.	2,050	37,802
CNB Financial Corp.	4,626	104,501
Credit Agricole SA (France)	5,278	75,036
Customers Bancorp, Inc.*	2,360	135,983
Danske Bank A/S (Denmark)	10,458	279,556
DBS Group Holdings Ltd. (Singapore)	8,100	204,840
DNB Bank ASA (Norway)	2,899	61,636
Eastern Bankshares, Inc.	3,400	48,280
Emirates NBD Bank PJSC (United Arab Emirates)	144,022	678,215

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Erste Group Bank AG (Austria)	1,160	$46,986
Eurobank Ergasias Services & Holdings SA (Greece)*	279,470	496,542
Financial Institutions, Inc.	2,502	53,293
First Financial Bancorp	2,300	54,625
First Foundation, Inc.	13,050	126,324
Flushing Financial Corp.	6,600	108,768
Fulton Financial Corp.	3,100	51,026
Haci Omer Sabanci Holding A/S (Turkey)	10,410	21,311
Hana Financial Group, Inc. (South Korea)	21,901	734,660
Heartland Financial USA, Inc.	3,430	129,002
HomeStreet, Inc.	8,900	91,670
Hope Bancorp, Inc.	10,520	127,082
Horizon Bancorp, Inc.	8,050	115,195
HSBC Holdings PLC (United Kingdom)	96,031	776,887
Huaxia Bank Co. Ltd. (China) (Class A Stock)	26,000	20,505
Huntington Bancshares, Inc.	13,300	169,176
Independent Bank Group, Inc.	1,500	76,320
Industrial Bank Co. Ltd. (China) (Class A Stock)	57,600	131,046
Industrial Bank of Korea (South Korea)	11,880	109,195
ING Groep NV (Netherlands)	38,076	570,932
Intesa Sanpaolo SpA (Italy)	216,712	634,185
JB Financial Group Co. Ltd. (South Korea)	7,800	68,766
JPMorgan Chase & Co.	17,474	2,972,327
KB Financial Group, Inc. (South Korea)	16,590	692,165
Midland States Bancorp, Inc.	3,200	88,192
MidWestOne Financial Group, Inc.	3,233	87,000
Mitsubishi UFJ Financial Group, Inc. (Japan)	50,800	435,973
MVB Financial Corp.	2,300	51,888
National Bank of Greece SA (Greece)*	17,575	122,107
Old National Bancorp	10,850	183,256
Orrstown Financial Services, Inc.	787	23,217
Oversea-Chinese Banking Corp. Ltd. (Singapore)	73,200	720,245
Pacific Premier Bancorp, Inc.	1,600	46,576
Pathward Financial, Inc.	2,200	116,446
Popular, Inc. (Puerto Rico)	3,500	287,245
Primis Financial Corp.	9,130	115,586
QCR Holdings, Inc.	1,223	71,411
RBB Bancorp	800	15,232
Renasant Corp.	2,550	85,884
Ringkjoebing Landbobank A/S (Denmark)	195	28,640
Sandy Spring Bancorp, Inc.	1,900	51,756
Sberbank of Russia PJSC (Russia)^	202,510	—
Shanghai Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	195,000	157,086
Shinhan Financial Group Co. Ltd. (South Korea)	1,976	61,263

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Simmons First National Corp. (Class A Stock)	7,500	$148,800
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	27,014	372,812
Standard Bank Group Ltd. (South Africa)	18,786	214,176
Sumitomo Mitsui Financial Group, Inc. (Japan)	16,800	817,485
Svenska Handelsbanken AB (Sweden) (Class A Stock)	5,355	58,195
Swedbank AB (Sweden) (Class A Stock)	23,982	484,860
Texas Capital Bancshares, Inc.*	2,400	155,112
Truist Financial Corp.	8,900	328,588
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	532,644	420,862
UniCredit SpA (Italy)	25,113	683,819
Univest Financial Corp.	1,750	38,553
Veritex Holdings, Inc.	5,300	123,331
Wells Fargo & Co.	89,720	4,416,018
Yapi ve Kredi Bankasi A/S (Turkey)	160,017	105,767
		33,894,015
Beverages 1.0%
Coca-Cola Co. (The)	81,825	4,821,947
Coca-Cola Consolidated, Inc.	260	241,384
Coca-Cola HBC AG (Italy)*	975	28,629
Monster Beverage Corp.*	3,000	172,830
National Beverage Corp.*	460	22,871
Nongfu Spring Co. Ltd. (China) (Class H Stock), 144A	8,200	47,449
PepsiCo, Inc.	24,350	4,135,604
Primo Water Corp.	3,850	57,943
		9,528,657
Biotechnology 0.9%
2seventy bio, Inc.*	5,600	23,912
AbbVie, Inc.	33,730	5,227,138
ACADIA Pharmaceuticals, Inc.*	10,800	338,148
Agios Pharmaceuticals, Inc.*	1,500	33,405
Alkermes PLC*	10,700	296,818
Allogene Therapeutics, Inc.*	4,400	14,124
Amgen, Inc.	1,300	374,426
Amicus Therapeutics, Inc.*	12,250	173,827
Arcutis Biotherapeutics, Inc.*	12,900	41,667
Blueprint Medicines Corp.*	2,600	239,824
CareDx, Inc.*	10,500	126,000
Denali Therapeutics, Inc.*	5,900	126,614
Enanta Pharmaceuticals, Inc.*	7,000	65,870
Fate Therapeutics, Inc.*	18,600	69,564
Gilead Sciences, Inc.	2,000	162,020

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Halozyme Therapeutics, Inc.*	3,100	$114,576
IGM Biosciences, Inc.*	2,100	17,451
Immunovant, Inc.*	300	12,639
iTeos Therapeutics, Inc.*	9,250	101,288
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	6,300	110,502
MiMedx Group, Inc.*	27,600	242,052
Morphic Holding, Inc.*	2,400	69,312
Neurocrine Biosciences, Inc.*	1,200	158,112
Rocket Pharmaceuticals, Inc.*	700	20,979
Sutro Biopharma, Inc.*	5,000	21,450
Travere Therapeutics, Inc.*	5,600	50,344
Twist Bioscience Corp.*	2,700	99,522
Vanda Pharmaceuticals, Inc.*	27,177	114,687
Veracyte, Inc.*	3,050	83,906
Vir Biotechnology, Inc.*	11,050	111,163
		8,641,340
Broadline Retail 2.0%
Alibaba Group Holding Ltd. (China)	18,000	173,386
Amazon.com, Inc.*	113,990	17,319,640
Dollarama, Inc. (Canada)	9,800	706,239
PDD Holdings, Inc. (China), ADR*	8,000	1,170,480
Vipshop Holdings Ltd. (China), ADR*	3,100	55,056
		19,424,801
Building Products 0.4%
Apogee Enterprises, Inc.	1,700	90,797
Armstrong World Industries, Inc.	19,300	1,897,576
AZEK Co., Inc. (The)*	6,200	237,150
Cie de Saint-Gobain SA (France)	11,463	845,365
Griffon Corp.	2,000	121,900
JELD-WEN Holding, Inc.*	1,400	26,432
Masonite International Corp.*	2,500	211,650
Owens Corning	2,400	355,752
Quanex Building Products Corp.	400	12,228
Resideo Technologies, Inc.*	14,900	280,418
Sanwa Holdings Corp. (Japan)	3,800	57,449
UFP Industries, Inc.	227	28,500
		4,165,217
Capital Markets 1.7%
3i Group PLC (United Kingdom)	20,863	642,153

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Amundi SA (France), 144A	2,051	$139,898
Angel One Ltd. (India)	1,500	62,840
B3 SA - Brasil Bolsa Balcao (Brazil)	58,100	173,834
Bank of New York Mellon Corp. (The)	53,250	2,771,663
BGC Group, Inc. (Class A Stock)	46,000	332,120
BlackRock, Inc.	800	649,440
Deutsche Bank AG (Germany)	48,241	658,542
Hamilton Lane, Inc. (Class A Stock)	2,800	317,632
HDFC Asset Management Co. Ltd. (India), 144A	720	27,719
Investec PLC (United Kingdom)	8,850	59,852
JAFCO Group Co. Ltd. (Japan)	48,100	561,789
KKR & Co., Inc.	27,000	2,236,950
Man Group PLC (United Kingdom)	79,342	235,093
Partners Group Holding AG (Switzerland)	101	146,041
Piper Sandler Cos.	100	17,487
S&P Global, Inc.	7,300	3,215,796
Samsung Securities Co. Ltd. (South Korea)*	1,925	57,346
State Street Corp.	14,200	1,099,932
StoneX Group, Inc.*	1,375	101,516
Tradeweb Markets, Inc. (Class A Stock)	6,000	545,280
UBS Group AG (Switzerland)	14,896	462,693
Victory Capital Holdings, Inc. (Class A Stock)	4,850	167,034
Virtu Financial, Inc. (Class A Stock)	81,125	1,643,593
		16,326,243
Chemicals 0.7%
AdvanSix, Inc.	3,150	94,374
ASAHI YUKIZAI Corp. (Japan)	1,500	40,251
Avient Corp.	6,600	274,362
Cabot Corp.	3,400	283,900
Ecolab, Inc.	6,800	1,348,780
Kemira OYJ (Finland)	5,100	94,602
Koppers Holdings, Inc.	800	40,976
Lotte Chemical Titan Holding Bhd (Malaysia), 144A*	295,000	86,675
LOTTE Fine Chemical Co. Ltd. (South Korea)	1,716	77,042
Nippon Paint Holdings Co. Ltd. (Japan)	9,000	72,597
OCI Holdings Co. Ltd. (South Korea)*	650	53,350
PPG Industries, Inc.	10,500	1,570,275
Rayonier Advanced Materials, Inc.*	6,800	27,540
SABIC Agri-Nutrients Co. (Saudi Arabia)	13,688	504,165
Sherwin-Williams Co. (The)	7,300	2,276,870
Tianqi Lithium Corp. (China) (Class A Stock)	6,000	46,964

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Valhi, Inc.	1,950	$29,620
Zangge Mining Co. Ltd. (China) (Class A Stock)	14,400	51,206
		6,973,549
Commercial Services & Supplies 0.2%
ACCO Brands Corp.	19,400	117,952
Aris Water Solutions, Inc. (Class A Stock)	1,500	12,585
Brambles Ltd. (Australia)	6,156	57,059
CoreCivic, Inc.*	13,100	190,343
Deluxe Corp.	10,350	222,007
Element Fleet Management Corp. (Canada)	44,800	728,945
Enviri Corp.*	9,000	81,000
HNI Corp.	6,000	250,980
Interface, Inc.	5,650	71,303
S-1 Corp. (South Korea)	1,275	59,206
Serco Group PLC (United Kingdom)	25,944	53,456
Steelcase, Inc. (Class A Stock)	4,000	54,080
		1,898,916
Communications Equipment 0.6%
Accton Technology Corp. (Taiwan)	4,000	67,987
Arista Networks, Inc.*	12,100	2,849,671
Cisco Systems, Inc.	49,587	2,505,135
		5,422,793
Construction & Engineering 0.2%
Comfort Systems USA, Inc.	890	183,046
Eiffage SA (France)	360	38,646
Fluor Corp.*	7,600	297,692
Granite Construction, Inc.	900	45,774
Sterling Infrastructure, Inc.*	1,050	92,327
Vinci SA (France)	7,313	920,306
		1,577,791
Construction Materials 0.6%
Buzzi SpA (Italy)	1,380	41,972
Cemex SAB de CV (Mexico), UTS*	66,000	51,343
Heidelberg Materials AG (Germany)	7,719	689,987
Holcim AG*	10,898	855,945
James Hardie Industries PLC, CDI*	2,382	91,840
Knife River Corp.*	600	39,708

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction Materials (cont’d.)
Martin Marietta Materials, Inc.	3,100	$1,546,621
Summit Materials, Inc. (Class A Stock)*	4,690	180,378
Vulcan Materials Co.	9,300	2,111,193
		5,608,987
Consumer Finance 0.2%
American Express Co.	5,400	1,011,636
Bread Financial Holdings, Inc.	4,400	144,936
Enova International, Inc.*	2,600	143,936
Green Dot Corp. (Class A Stock)*	3,700	36,630
PROG Holdings, Inc.*	2,900	89,639
		1,426,777
Consumer Staples Distribution & Retail 0.8%
Alimentation Couche-Tard, Inc. (Canada)	14,200	836,215
Carrefour SA (France)	6,634	121,499
Costco Wholesale Corp.	1,925	1,270,654
George Weston Ltd. (Canada)	500	62,073
Koninklijke Ahold Delhaize NV (Netherlands)	26,975	776,110
Loblaw Cos. Ltd. (Canada)	5,400	522,782
Metro, Inc. (Canada)	400	20,706
Sonae SGPS SA (Portugal)	47,449	47,409
Sysco Corp.	1,700	124,321
Target Corp.	21,000	2,990,820
Tesco PLC (United Kingdom)	49,101	181,906
United Natural Foods, Inc.*	14,400	233,712
Walmart, Inc.	1,375	216,769
Woolworths Group Ltd. (Australia)	5,445	138,139
		7,543,115
Containers & Packaging 0.1%
Berry Global Group, Inc.	4,700	316,733
O-I Glass, Inc.*	12,850	210,483
Pactiv Evergreen, Inc.	10,250	140,528
Ranpak Holdings Corp.*	12,300	71,586
TriMas Corp.	800	20,264
		759,594
Distributors 0.0%
Genuine Parts Co.	1,400	193,900

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 0.1%
Coursera, Inc.*	12,100	$234,377
Duolingo, Inc.*	730	165,600
Frontdoor, Inc.*	6,700	235,974
Perdoceo Education Corp.	3,200	56,192
Stride, Inc.*	1,950	115,772
		807,915
Diversified REITs 0.0%
Broadstone Net Lease, Inc.	2,000	34,440
Essential Properties Realty Trust, Inc.	4,400	112,464
Stockland (Australia)	10,008	30,351
		177,255
Diversified Telecommunication Services 0.9%
AT&T, Inc.	207,900	3,488,562
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,232,000	129,493
Deutsche Telekom AG (Germany)	5,850	140,653
Koninklijke KPN NV (Netherlands)	162,119	558,521
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	9,300	67,983
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	10,650	78,171
Ooredoo QPSC (Qatar)	134,810	403,431
Saudi Telecom Co. (Saudi Arabia)	28,624	308,973
Telefonica Brasil SA (Brazil)	62,000	681,042
Telenor ASA (Norway)	3,104	35,624
Telstra Group Ltd. (Australia)	23,983	64,809
Verizon Communications, Inc.	64,990	2,450,123
		8,407,385
Electric Utilities 0.6%
ALLETE, Inc.	4,500	275,220
Centrais Eletricas Brasileiras SA (Brazil)	5,400	46,781
CPFL Energia SA (Brazil)	36,000	285,485
Endesa SA (Spain)	8,644	176,347
Enel Chile SA (Chile)	837,954	54,276
Enerjisa Enerji A/S (Turkey), 144A	24,833	38,353
Exelon Corp.	6,600	236,940
Inter RAO UES PJSC (Russia)^	4,433,000	5
Kansai Electric Power Co., Inc. (The) (Japan)	3,100	41,143
NRG Energy, Inc.	47,950	2,479,015
Portland General Electric Co.	4,400	190,696

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Power Grid Corp. of India Ltd. (India)	264,665	$753,858
Xcel Energy, Inc.	14,100	872,931
		5,451,050
Electrical Equipment 0.8%
ABB Ltd. (Switzerland)	22,408	994,874
Array Technologies, Inc.*	1,150	19,320
Eaton Corp. PLC	9,000	2,167,380
Emerson Electric Co.	9,600	934,368
EnerSys	2,750	277,640
Fujikura Ltd. (Japan)	64,600	495,100
NEXTracker, Inc. (Class A Stock)*	3,600	168,660
Sensata Technologies Holding PLC	3,600	135,252
Vertiv Holdings Co. (Class A Stock)	54,300	2,608,029
		7,800,623
Electronic Equipment, Instruments & Components 0.2%
Arlo Technologies, Inc.*	8,400	79,968
Badger Meter, Inc.	100	15,437
Belden, Inc.	3,050	235,613
Celestica, Inc. (Canada)*	3,800	111,300
Compeq Manufacturing Co. Ltd. (Taiwan)	11,000	25,304
Delta Electronics Thailand PCL (Thailand)	15,300	39,329
Fabrinet (Thailand)*	1,500	285,495
FARO Technologies, Inc.*	3,500	78,855
Gold Circuit Electronics Ltd. (Taiwan)	38,900	275,603
Hon Hai Precision Industry Co. Ltd. (Taiwan)	141,000	479,715
Insight Enterprises, Inc.*	100	17,719
Itron, Inc.*	800	60,408
Knowles Corp.*	5,800	103,878
Spectris PLC (United Kingdom)	4,539	218,329
Supreme Electronics Co. Ltd. (Taiwan)	121,000	238,265
		2,265,218
Energy Equipment & Services 0.1%
DMC Global, Inc.*	6,700	126,094
Liberty Energy, Inc.	8,000	145,120
Newpark Resources, Inc.*	4,750	31,540
Oceaneering International, Inc.*	11,800	251,104
Oil States International, Inc.*	3,900	26,481
Ranger Energy Services, Inc.	1,500	15,345

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Tidewater, Inc.*	1,400	$100,954
Weatherford International PLC*	100	9,783
		706,421
Entertainment 0.6%
Cinemark Holdings, Inc.*	8,500	119,765
CTS Eventim AG & Co. KGaA (Germany)	775	53,603
Electronic Arts, Inc.	8,025	1,097,900
GungHo Online Entertainment, Inc. (Japan)*	28,800	479,459
NetEase, Inc. (China)	39,500	712,643
Netflix, Inc.*	5,750	2,799,560
Vivid Seats, Inc. (Class A Stock)*	7,800	49,296
Warner Bros Discovery, Inc.*	31,900	363,022
		5,675,248
Financial Services 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	13,349	4,761,054
Block, Inc.*	28,300	2,189,005
Cannae Holdings, Inc.*	5,580	108,866
Enact Holdings, Inc.	7,700	222,453
Essent Group Ltd.	1,350	71,199
Eurazeo SE (France)	350	27,830
EXOR NV (Netherlands)	6,222	622,808
Fidelity National Information Services, Inc.	8,900	534,623
Financial Partners Group Co. Ltd. (Japan)	4,800	57,108
Helia Group Ltd. (Australia)	244,658	725,706
Investor AB (Sweden) (Class B Stock)	11,000	255,087
Mastercard, Inc. (Class A Stock)	7,275	3,102,860
Paragon Banking Group PLC (United Kingdom)	8,225	72,919
Payoneer Global, Inc.*	10,000	52,100
PayPal Holdings, Inc.*	11,000	675,510
Plus500 Ltd. (Israel)	2,800	59,462
Power Finance Corp. Ltd. (India)	16,416	75,427
Radian Group, Inc.	500	14,275
Repay Holdings Corp.*	18,400	157,136
StoneCo Ltd. (Brazil) (Class A Stock)*	3,800	68,514
Visa, Inc. (Class A Stock)(a)	25,905	6,744,367
		20,598,309
Food Products 0.5%
Archer-Daniels-Midland Co.	33,950	2,451,869
Associated British Foods PLC (United Kingdom)	1,440	43,400

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Dole PLC	1,500	$18,435
First Pacific Co. Ltd. (Indonesia)	836,000	333,128
Hain Celestial Group, Inc. (The)*	11,300	123,735
Indofood Sukses Makmur Tbk PT (Indonesia)	106,800	44,743
Inghams Group Ltd. (Australia)	17,850	48,197
Mowi ASA (Norway)	1,980	35,457
Nestle SA	7,225	837,521
Orkla ASA (Norway)	3,396	26,373
WH Group Ltd. (Hong Kong), 144A	70,000	45,206
Wilmar International Ltd. (China)	223,700	604,298
		4,612,362
Gas Utilities 0.1%
Beijing Enterprises Holdings Ltd. (China)	34,000	118,238
Chesapeake Utilities Corp.	700	73,941
Mahanagar Gas Ltd. (India)	3,875	55,873
National Fuel Gas Co.	3,400	170,578
Rubis SCA (France)	1,183	29,430
Tokyo Gas Co. Ltd. (Japan)	1,700	38,996
		487,056
Ground Transportation 0.2%
ArcBest Corp.	1,800	216,378
Central Japan Railway Co. (Japan)	3,200	81,217
Keisei Electric Railway Co. Ltd. (Japan)	500	23,596
Rumo SA (Brazil)	21,200	100,219
Uber Technologies, Inc.*	25,400	1,563,878
		1,985,288
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	17,145	1,887,150
AngioDynamics, Inc.*	9,700	76,048
AtriCure, Inc.*	300	10,707
Avanos Medical, Inc.*	7,750	173,833
Axogen, Inc.*	2,200	15,026
Baxter International, Inc.	20,600	796,396
Becton, Dickinson & Co.	5,100	1,243,533
Boston Scientific Corp.*	48,900	2,826,909
CONMED Corp.	1,500	164,265
Enovis Corp.*	7,900	442,558
Haemonetics Corp.*	3,250	277,908
Inari Medical, Inc.*	2,600	168,792

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Integer Holdings Corp.*	2,900	$287,332
Japan Lifeline Co. Ltd. (Japan)	9,600	85,799
Medtronic PLC	32,800	2,702,064
OraSure Technologies, Inc.*	6,200	50,840
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	500	20,406
TaiDoc Technology Corp. (Taiwan)	14,000	75,238
Zimmer Biomet Holdings, Inc.	2,675	325,547
		11,630,351
Health Care Providers & Services 1.8%
Accolade, Inc.*	5,400	64,854
Bumrungrad Hospital PCL (Thailand)	55,200	358,665
Cardinal Health, Inc.	26,250	2,646,000
Centene Corp.*	34,800	2,582,508
Cigna Group (The)	6,900	2,066,205
CorVel Corp.*	710	175,519
CVS Health Corp.	4,300	339,528
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	2,146	162,420
Elevance Health, Inc.	4,500	2,122,020
Encompass Health Corp.	3,800	253,536
Guardant Health, Inc.*	5,400	146,070
HealthEquity, Inc.*	4,600	304,980
Humana, Inc.	4,075	1,865,576
Molina Healthcare, Inc.*	800	289,048
Odontoprev SA (Brazil)	27,800	66,507
Option Care Health, Inc.*	1,900	64,011
Patterson Cos., Inc.	1,900	54,055
Pediatrix Medical Group, Inc.*	5,850	54,405
Progyny, Inc.*	5,300	197,054
Select Medical Holdings Corp.	7,300	171,550
Sinopharm Group Co. Ltd. (China) (Class H Stock)	71,600	187,649
UnitedHealth Group, Inc.	5,860	3,085,114
		17,257,274
Health Care REITs 0.0%
CareTrust REIT, Inc.	4,000	89,520
Diversified Healthcare Trust	47,050	175,967
Sabra Health Care REIT, Inc.	11,200	159,824
		425,311

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology 0.0%
Computer Programs & Systems, Inc.*	1,300	$14,560
Multiplan Corp.*	42,150	60,696
		75,256
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	68,100	1,041,930
RLJ Lodging Trust	3,500	41,020
Ryman Hospitality Properties, Inc.	200	22,012
		1,104,962
Hotels, Restaurants & Leisure 1.2%
Accor SA (France)	12,997	497,474
Biglari Holdings, Inc. (Class B Stock)*	170	28,038
Bloomin’ Brands, Inc.	5,250	147,788
Brinker International, Inc.*	1,100	47,498
Carrols Restaurant Group, Inc.	16,200	127,656
Century Casinos, Inc.*	2,900	14,152
Chipotle Mexican Grill, Inc.*	880	2,012,525
Dave & Buster’s Entertainment, Inc.*	4,650	250,403
Denny’s Corp.*	2,900	31,552
Hiday Hidaka Corp. (Japan)	2,600	52,423
Hilton Worldwide Holdings, Inc.	15,600	2,840,604
Koshidaka Holdings Co. Ltd. (Japan)	24,400	187,665
La Francaise des Jeux SAEM (France), 144A	600	21,795
Leejam Sports Co. JSC (Saudi Arabia)	1,950	105,118
McDonald’s Corp.	3,720	1,103,017
Scandic Hotels Group AB (Sweden), 144A*	28,449	130,971
Starbucks Corp.	33,800	3,245,138
Whitbread PLC (United Kingdom)	13,292	618,840
		11,462,657
Household Durables 0.2%
Beazer Homes USA, Inc.*	2,500	84,475
KB Home	4,500	281,070
Lennar Corp. (Class A Stock)	6,200	924,048
Meritage Homes Corp.	1,130	196,846
Pressance Corp. (Japan)	3,800	42,877
Sangetsu Corp. (Japan)	2,600	57,069
Tamron Co. Ltd. (Japan)	4,000	150,483

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Taylor Morrison Home Corp.*	5,650	$301,428
Tri Pointe Homes, Inc.*	6,800	240,720
		2,279,016
Household Products 0.9%
Colgate-Palmolive Co.	36,625	2,919,379
Essity AB (Sweden) (Class B Stock)	24,498	607,114
Henkel AG & Co. KGaA (Germany)	448	32,143
Procter & Gamble Co. (The)	34,004	4,982,946
		8,541,582
Independent Power & Renewable Electricity Producers 0.2%
AES Corp. (The)	55,300	1,064,525
ERG SpA (Italy)	814	25,968
Vistra Corp.	23,700	912,924
		2,003,417
Industrial Conglomerates 0.8%
3M Co.	25,850	2,825,922
DCC PLC (United Kingdom)	450	33,111
General Electric Co.	29,550	3,771,466
Hitachi Ltd. (Japan)	3,100	222,982
Honeywell International, Inc.	1,200	251,652
KOC Holding A/S (Turkey)	22,868	109,802
Samsung C&T Corp. (South Korea)	7,249	727,136
Siemens AG (Germany)	180	33,770
		7,975,841
Industrial REITs 0.3%
Americold Realty Trust, Inc.	42,950	1,300,097
Goodman Group (Australia)	49,236	847,689
Innovative Industrial Properties, Inc.	300	30,246
LXP Industrial Trust	26,900	266,848
Prologis, Inc.	6,300	839,790
		3,284,670
Insurance 1.8%
Ageas SA/NV (Belgium)	700	30,429
Allstate Corp. (The)	18,000	2,519,640
Ambac Financial Group, Inc.*	12,850	211,768

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Assicurazioni Generali SpA (Italy)	10,625	$224,480
Assurant, Inc.	13,500	2,274,615
AXA SA (France)	6,361	207,728
Axis Capital Holdings Ltd.	9,100	503,867
CNO Financial Group, Inc.	2,200	61,380
Coface SA (France)	39,790	521,422
DB Insurance Co. Ltd. (South Korea)	2,112	136,780
eHealth, Inc.*	13,200	115,104
Fairfax Financial Holdings Ltd. (Canada)	900	830,353
Genworth Financial, Inc. (Class A Stock)*	44,500	297,260
Great-West Lifeco, Inc. (Canada)	5,200	172,123
Hanover Insurance Group, Inc. (The)	5,700	692,094
Manulife Financial Corp. (Canada)	38,000	839,697
Medibank Private Ltd. (Australia)	217,601	528,285
MetLife, Inc.	36,450	2,410,438
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,098	870,279
Oscar Health, Inc. (Class A Stock)*	1,600	14,640
Palomar Holdings, Inc.*	3,800	210,900
Powszechny Zaklad Ubezpieczen SA (Poland)	4,500	54,053
QBE Insurance Group Ltd. (Australia)	6,665	67,534
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,040	211,886
Samsung Life Insurance Co. Ltd. (South Korea)*	1,910	102,184
Selectquote, Inc.*	19,800	27,126
Sompo Holdings, Inc. (Japan)	6,800	332,713
Sun Life Financial, Inc. (Canada)	14,500	752,002
Suncorp Group Ltd. (Australia)	5,602	53,047
Talanx AG (Germany)	936	66,891
Unum Group	28,300	1,279,726
W.R. Berkley Corp.	2,600	183,872
		16,804,316
Interactive Media & Services 3.1%
Alphabet, Inc. (Class A Stock)*	65,350	9,128,742
Alphabet, Inc. (Class C Stock)*	56,640	7,982,275
Cargurus, Inc.*	11,900	287,504
Hello Group, Inc. (China), ADR	31,400	218,230
Kuaishou Technology (China), 144A*	84,400	574,277
Meta Platforms, Inc. (Class A Stock)*	30,369	10,749,411
Tencent Holdings Ltd. (China)	18,300	690,914
Yelp, Inc.*	3,400	160,956
		29,792,309

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 0.6%
Akamai Technologies, Inc.*	10,000	$1,183,500
BIPROGY, Inc. (Japan)	1,800	56,270
Cognizant Technology Solutions Corp. (Class A Stock)	33,200	2,507,596
Elm Co. (Saudi Arabia)	440	95,583
International Business Machines Corp.	8,294	1,356,484
Obic Co. Ltd. (Japan)	600	103,233
Otsuka Corp. (Japan)	1,300	53,502
Sopra Steria Group SACA (France)	1,890	413,943
Unisys Corp.*	7,200	40,464
Wix.com Ltd. (Israel)*	500	61,510
Zensar Technologies Ltd. (India)	27,647	202,706
		6,074,791
Leisure Products 0.0%
Games Workshop Group PLC (United Kingdom)	150	18,851
Solo Brands, Inc. (Class A Stock)*	15,300	94,248
Tomy Co. Ltd. (Japan)	9,500	150,124
		263,223
Life Sciences Tools & Services 0.3%
IQVIA Holdings, Inc.*	600	138,828
Quanterix Corp.*	8,900	243,326
Thermo Fisher Scientific, Inc.	2,058	1,092,366
West Pharmaceutical Services, Inc.	5,100	1,795,812
		3,270,332
Machinery 1.0%
AGCO Corp.	1,100	133,551
Alfa Laval AB (Sweden)	1,320	52,845
Allison Transmission Holdings, Inc.	38,600	2,244,590
Atlas Copco AB (Sweden) (Class A Stock)	35,790	616,702
Atlas Copco AB (Sweden) (Class B Stock)	8,224	122,012
Blue Bird Corp.*	3,100	83,576
Daimler Truck Holding AG (Germany)	18,980	712,966
Deere & Co.	1,100	439,857
Doosan Bobcat, Inc. (South Korea)	2,739	106,693
Enerpac Tool Group Corp.	700	21,763
Epiroc AB (Sweden) (Class B Stock)	1,729	30,323
Flowserve Corp.	14,200	585,324
GEA Group AG (Germany)	960	39,911
Hyster-Yale Materials Handling, Inc.	1,500	93,285
ITT, Inc.	1,500	178,980

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
John Bean Technologies Corp.	2,000	$198,900
Komatsu Ltd. (Japan)	22,500	585,525
Manitowoc Co., Inc. (The)*	10,200	170,238
NTN Corp. (Japan)	221,000	406,291
Parker-Hannifin Corp.	1,600	737,120
Proto Labs, Inc.*	5,100	198,696
Schindler Holding AG (Switzerland)	100	23,748
Standex International Corp.	200	31,676
Tennant Co.	2,900	268,801
Terex Corp.	5,100	293,046
Volvo AB (Sweden) (Class A Stock)	880	23,348
Volvo AB (Sweden) (Class B Stock)	38,301	996,592
Wabash National Corp.	3,900	99,918
Yutong Bus Co. Ltd. (China) (Class A Stock)	35,200	65,476
		9,561,753
Marine Transportation 0.1%
D/S Norden A/S (Denmark)	1,103	52,458
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	79,600	371,599
Kuehne + Nagel International AG (Switzerland)	851	293,678
Matson, Inc.	1,100	120,560
		838,295
Media 0.3%
Advantage Solutions, Inc.*	34,200	123,804
Comcast Corp. (Class A Stock)	37,543	1,646,260
Informa PLC (United Kingdom)	21,184	210,705
Publicis Groupe SA (France)	9,897	919,549
		2,900,318
Metals & Mining 0.7%
Agnico Eagle Mines Ltd. (Canada)	2,200	120,622
ArcelorMittal SA (Luxembourg)	23,457	665,710
BHP Group Ltd. (Australia)	7,830	267,509
BlueScope Steel Ltd. (Australia)	7,145	113,909
Carpenter Technology Corp.	4,350	307,980
Commercial Metals Co.	6,150	307,746
Fortescue Ltd. (Australia)	40,328	795,161
Glencore PLC (Australia)	140,268	843,157
Hindalco Industries Ltd. (India)	9,261	68,309
Iluka Resources Ltd. (Australia)	9,175	41,273
Materion Corp.	100	13,013

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Nippon Steel Corp. (Japan)	24,000	$548,251
Olympic Steel, Inc.	200	13,340
Polyus PJSC (Russia)*^	3,704	—
Rio Tinto Ltd. (Australia)	1,610	149,083
Rio Tinto PLC (Australia)	11,072	823,548
Schnitzer Steel Industries, Inc. (Class A Stock)	3,950	119,132
SSAB AB (Sweden) (Class A Stock)	47,172	359,290
TimkenSteel Corp.*	800	18,760
Tokyo Steel Manufacturing Co. Ltd. (Japan)	19,600	239,673
Vale SA (Brazil)	35,700	565,441
West African Resources Ltd. (Australia)*	629,919	405,145
		6,786,052
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Granite Point Mortgage Trust, Inc.	6,100	36,234
MFA Financial, Inc.	21,900	246,813
		283,047
Multi-Utilities 0.4%
Avista Corp.	5,800	207,292
Black Hills Corp.	4,750	256,262
Centrica PLC (United Kingdom)	213,971	383,587
E.ON SE (Germany)	10,004	134,404
Engie SA (France)	10,775	189,816
NiSource, Inc.	77,800	2,065,590
Sempra	4,600	343,758
		3,580,709
Office REITs 0.0%
Japan Excellent, Inc. (Japan)	64	56,853
Mori Hills REIT Investment Corp. (Japan)	126	125,198
Office Properties Income Trust	11,550	84,546
Paramount Group, Inc.	22,900	118,393
		384,990
Oil, Gas & Consumable Fuels 2.2%
Amplify Energy Corp.*	10,800	64,044
ARC Resources Ltd. (Canada)	1,200	17,814
Berry Corp.	3,100	21,793
BP PLC (United Kingdom)	169,442	1,004,464
BW LPG Ltd. (Singapore), 144A	9,735	144,828

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
California Resources Corp.	700	$38,276
Callon Petroleum Co.*	600	19,440
Centrus Energy Corp. (Class A Stock)*	1,500	81,615
Chevron Corp.	4,625	689,865
Chord Energy Corp.	150	24,935
Coal India Ltd. (India)	27,021	122,016
ConocoPhillips	22,100	2,565,147
Exxon Mobil Corp.	50,925	5,091,482
Great Eastern Shipping Co. Ltd. (The) (India)	4,645	54,481
Gulfport Energy Corp.*	1,600	213,120
Imperial Oil Ltd. (Canada)	5,500	313,301
Indian Oil Corp. Ltd. (India)	37,880	59,080
Inpex Corp. (Japan)	8,100	108,392
Kosmos Energy Ltd. (Ghana)*	33,500	224,785
LUKOIL PJSC (Russia)^	10,297	—
Marathon Petroleum Corp.	2,250	333,810
Murphy Oil Corp.	6,850	292,221
Oil & Natural Gas Corp. Ltd. (India)	290,820	716,004
Parex Resources, Inc. (Canada)	8,200	154,402
PBF Energy, Inc. (Class A Stock)	6,700	294,532
Peabody Energy Corp.	11,850	288,192
PetroChina Co. Ltd. (China) (Class H Stock)	804,000	531,275
Petroleo Brasileiro SA (Brazil)	16,600	132,554
Phillips 66	24,800	3,301,872
Rosneft Oil Co. PJSC (Russia)^	31,520	—
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)	52,700	162,044
Shell PLC (Netherlands)	41,776	1,367,499
SM Energy Co.	7,400	286,528
TotalEnergies SE (France)	1,682	114,374
Valero Energy Corp.	12,625	1,641,250
Vital Energy, Inc.*	5,000	227,450
World Kinect Corp.	4,249	96,792
		20,799,677
Paper & Forest Products 0.0%
Navigator Co. SA (The) (Portugal)	14,975	58,745
Passenger Airlines 0.3%
Delta Air Lines, Inc.	43,400	1,745,982
Deutsche Lufthansa AG (Germany)*	23,533	209,214
Qantas Airways Ltd. (Australia)*	10,962	40,154

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines (cont’d.)
Singapore Airlines Ltd. (Singapore)	110,600	$549,166
SkyWest, Inc.*	5,660	295,452
		2,839,968
Personal Care Products 0.1%
BellRing Brands, Inc.*	5,900	327,037
Chlitina Holding Ltd. (China)	43,000	273,765
Medifast, Inc.	2,000	134,440
Unilever PLC (United Kingdom)	4,856	235,084
		970,326
Pharmaceuticals 2.9%
Amneal Pharmaceuticals, Inc.*	31,300	189,991
AstraZeneca PLC (United Kingdom)	2,183	294,465
Bristol-Myers Squibb Co.	35,245	1,808,421
China Medical System Holdings Ltd. (China)	263,000	466,070
Chugai Pharmaceutical Co. Ltd. (Japan)	17,800	672,455
Cipla Ltd. (India)	3,725	55,767
Dr. Reddy’s Laboratories Ltd. (India)	800	55,758
Elanco Animal Health, Inc.*	182,200	2,714,780
Eli Lilly & Co.	4,850	2,827,162
GSK PLC	45,117	833,275
Intra-Cellular Therapies, Inc.*	2,500	179,050
Ipsen SA (France)	1,195	142,551
Johnson & Johnson	41,619	6,523,362
Lupin Ltd. (India)	1,450	23,040
Merck & Co., Inc.	38,325	4,178,191
Novartis AG (Switzerland)	14,505	1,465,157
Novo Nordisk A/S (Denmark) (Class B Stock)	21,600	2,238,434
Otsuka Holdings Co. Ltd. (Japan)	15,900	594,612
Perrigo Co. PLC	10,400	334,672
Pfizer, Inc.	27,525	792,445
Prestige Consumer Healthcare, Inc.*	2,510	153,662
Roche Holding AG	3,489	1,014,230
Shionogi & Co. Ltd. (Japan)	13,500	649,728
		28,207,278
Professional Services 0.4%
Automatic Data Processing, Inc.	6,600	1,537,602
Computershare Ltd. (Australia)	2,520	41,972
Conduent, Inc.*	18,400	67,160
Dun & Bradstreet Holdings, Inc.	12,000	140,400

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
ExlService Holdings, Inc.*	5,750	$177,387
Korn Ferry	1,700	100,895
Open Up Group, Inc. (Japan)	15,200	252,571
Recruit Holdings Co. Ltd. (Japan)	7,300	305,221
TrueBlue, Inc.*	5,450	83,603
TTEC Holdings, Inc.	5,950	128,937
Upwork, Inc.*	16,900	251,303
Wolters Kluwer NV (Netherlands)	5,188	738,094
		3,825,145
Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc.*	36,050	292,366
Cushman & Wakefield PLC*	2,500	27,000
Douglas Elliman, Inc.	7,500	22,125
Emaar Properties PJSC (United Arab Emirates)	335,595	723,718
Forestar Group, Inc.*	4,100	135,587
Fortress REIT Ltd. (South Africa)*	69,391	52,068
KE Holdings, Inc. (China), ADR	15,600	252,876
Leopalace21 Corp. (Japan)*	17,500	52,967
		1,558,707
Residential REITs 0.0%
Centerspace	2,300	133,860
Veris Residential, Inc.	8,400	132,132
		265,992
Retail REITs 0.1%
Acadia Realty Trust	7,300	124,027
Klepierre SA (France)	22,026	601,324
Scentre Group (Australia)	23,166	47,176
SITE Centers Corp.	16,900	230,347
Unibail-Rodamco-Westfield (France)*	520	38,461
Urban Edge Properties	2,500	45,750
		1,087,085
Semiconductors & Semiconductor Equipment 4.6%
Amkor Technology, Inc.	10,150	337,691
Applied Materials, Inc.	12,700	2,058,289
ASM International NV (Netherlands)	210	109,300
ASML Holding NV (Netherlands)	944	712,614
Axcelis Technologies, Inc.*	2,000	259,380

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
BE Semiconductor Industries NV (Netherlands)	342	$51,634
Broadcom, Inc.	3,955	4,414,769
Disco Corp. (Japan)	3,400	839,687
FormFactor, Inc.*	6,600	275,286
Intel Corp.	103,800	5,215,950
King Yuan Electronics Co. Ltd. (Taiwan)	25,000	69,004
Kulicke & Soffa Industries, Inc. (Singapore)	2,000	109,440
Lam Research Corp.	3,000	2,349,780
Lasertec Corp. (Japan)	2,000	525,053
MediaTek, Inc. (Taiwan)	6,000	198,119
Novatek Microelectronics Corp. (Taiwan)	13,000	218,650
NVIDIA Corp.	32,650	16,168,933
NXP Semiconductors NV (China)	4,300	987,624
Photronics, Inc.*	8,700	272,919
QUALCOMM, Inc.	30,700	4,440,141
Rambus, Inc.*	1,600	109,200
Renesas Electronics Corp. (Japan)*	37,500	670,536
RS Technologies Co. Ltd. (Japan)	3,200	67,584
SCREEN Holdings Co. Ltd. (Japan)	6,400	539,461
STMicroelectronics NV (Singapore)	16,897	847,536
Synaptics, Inc.*	2,100	239,568
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	115,000	2,204,728
United Microelectronics Corp. (Taiwan)	34,000	57,930
		44,350,806
Software 5.5%
ACI Worldwide, Inc.*	10,500	321,300
Adeia, Inc.	14,950	185,231
Adobe, Inc.*	2,268	1,353,089
Agilysys, Inc.*	2,700	229,014
Appfolio, Inc. (Class A Stock)*	1,650	285,846
Birlasoft Ltd. (India)	6,775	58,634
Blackbaud, Inc.*	400	34,680
Box, Inc. (Class A Stock)*	4,250	108,843
Cadence Design Systems, Inc.*	1,700	463,029
Check Point Software Technologies Ltd. (Israel)*	4,700	718,113
CommVault Systems, Inc.*	3,350	267,497
Dassault Systemes SE (France)	2,862	140,087
Digital Turbine, Inc.*	3,700	25,382
Freshworks, Inc. (Class A Stock)*	11,100	260,739
Intapp, Inc.*	2,200	83,644
Intuit, Inc.	7,000	4,375,210
LiveRamp Holdings, Inc.*	3,500	132,580
Microsoft Corp.	87,416	32,871,913

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
NCR Voyix Corp.*	17,800	$300,998
Nemetschek SE (Germany)	3,458	298,545
Open Text Corp. (Canada)	1,200	50,434
Q2 Holdings, Inc.*	600	26,046
Rakus Co. Ltd. (Japan)	3,100	57,211
Rapid7, Inc.*	1,900	108,490
Salesforce, Inc.*	19,500	5,131,230
ServiceNow, Inc.*	2,250	1,589,602
SolarWinds Corp.*	20,000	249,800
SPS Commerce, Inc.*	876	169,804
Teradata Corp.*	22,775	990,940
Verint Systems, Inc.*	6,700	181,101
Workday, Inc. (Class A Stock)*	5,000	1,380,300
Xero Ltd. (New Zealand)*	4,452	339,637
Yext, Inc.*	6,100	35,929
		52,824,898
Specialized REITs 0.5%
Equinix, Inc.	1,300	1,047,007
Iron Mountain, Inc.	15,300	1,070,694
PotlatchDeltic Corp.	1,600	78,560
Public Storage	4,800	1,464,000
Weyerhaeuser Co.	20,800	723,216
		4,383,477
Specialty Retail 0.9%
Aaron’s Co., Inc. (The)	5,400	58,752
Abercrombie & Fitch Co. (Class A Stock)*	2,300	202,906
American Eagle Outfitters, Inc.	16,000	338,560
Children’s Place, Inc. (The)*	4,500	104,490
Designer Brands, Inc. (Class A Stock)	2,500	22,125
Fast Retailing Co. Ltd. (Japan)	400	98,912
Group 1 Automotive, Inc.	260	79,232
Home Depot, Inc. (The)	5,858	2,030,090
Industria de Diseno Textil SA (Spain)	23,849	1,040,629
JB Hi-Fi Ltd. (Australia)	9,088	328,431
JD Sports Fashion PLC (United Kingdom)	281,349	593,741
Lowe’s Cos., Inc.	8,475	1,886,111
Petco Health & Wellness Co., Inc.*	397,800	1,257,048
Signet Jewelers Ltd.	1,400	150,164

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Ulta Beauty, Inc.*	1,100	$538,989
Urban Outfitters, Inc.*	7,100	253,399
		8,983,579
Technology Hardware, Storage & Peripherals 3.6%
Acer, Inc. (Taiwan)	38,000	66,491
Apple, Inc.	156,254	30,083,583
Asustek Computer, Inc. (Taiwan)	3,000	47,746
Compal Electronics, Inc. (Taiwan)	46,000	59,584
Hewlett Packard Enterprise Co.	86,850	1,474,713
Logitech International SA (Switzerland)	6,649	632,243
Quanta Computer, Inc. (Taiwan)	102,000	742,603
Samsung Electronics Co. Ltd. (South Korea)	10,714	650,306
Super Micro Computer, Inc.*	1,420	403,649
Wistron Corp. (Taiwan)	165,000	527,851
Wiwynn Corp. (Taiwan)	1,000	59,211
Xerox Holdings Corp.	3,350	61,405
Xiaomi Corp. (China) (Class B Stock), 144A*	104,200	208,655
		35,018,040
Textiles, Apparel & Luxury Goods 0.8%
adidas AG (Germany)	750	152,405
ANTA Sports Products Ltd. (China)	58,400	567,608
Asics Corp. (Japan)	4,000	124,865
Deckers Outdoor Corp.*	2,600	1,737,918
G-III Apparel Group Ltd.*	7,300	248,054
Goldwin, Inc. (Japan)	2,700	193,587
Hermes International SCA (France)	487	1,035,126
HUGO BOSS AG (Germany)	496	36,952
Lululemon Athletica, Inc.*	2,200	1,124,838
LVMH Moet Hennessy Louis Vuitton SE (France)	529	429,832
NIKE, Inc. (Class B Stock)	13,500	1,465,695
Skechers USA, Inc. (Class A Stock)*	2,100	130,914
Steven Madden Ltd.	2,700	113,400
Youngone Corp. (South Korea)	1,898	66,992
		7,428,186
Tobacco 0.3%
British American Tobacco PLC (United Kingdom)	19,256	563,415
Imperial Brands PLC (United Kingdom)	30,236	696,269
ITC Ltd. (India)	103,015	571,811
Japan Tobacco, Inc. (Japan)	5,400	139,456

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Tobacco (cont’d.)
Scandinavian Tobacco Group A/S (Denmark), 144A	14,537	$252,603
Turning Point Brands, Inc.	3,700	97,384
Universal Corp.	2,100	141,372
		2,462,310
Trading Companies & Distributors 0.2%
AerCap Holdings NV (Ireland)*	900	66,888
Applied Industrial Technologies, Inc.	900	155,421
Beacon Roofing Supply, Inc.*	400	34,808
BlueLinx Holdings, Inc.*	800	90,648
Boise Cascade Co.	1,810	234,141
Finning International, Inc. (Canada)	6,000	173,518
GMS, Inc.*	3,690	304,167
Herc Holdings, Inc.	900	134,001
Russel Metals, Inc. (Canada)	5,500	186,910
Sojitz Corp. (Japan)	18,400	414,532
Toromont Industries Ltd. (Canada)	500	43,810
		1,838,844
Transportation Infrastructure 0.0%
Aena SME SA (Spain), 144A	264	47,919
Water Utilities 0.0%
American States Water Co.	200	16,084
SJW Group	400	26,140
		42,224
Wireless Telecommunication Services 0.1%
Etihad Etisalat Co. (Saudi Arabia)	7,865	103,621
Intelsat Emergence SA (Luxembourg)*	4,226	122,556
Spok Holdings, Inc.	7,100	109,908
Telephone & Data Systems, Inc.	12,000	220,200
TIM SA (Brazil)	35,600	131,103
		687,388

Total Common Stocks (cost $410,351,487)		579,081,561

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks 0.2%
Automobiles 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	242	$24,080
Banks 0.0%
Citigroup Capital XIII, 12.022%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	3,000	85,620
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	118,550
Electric Utilities 0.1%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	97,739	231,800
Household Products 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	728	58,562
Metals & Mining 0.0%
Gerdau SA (Brazil) (PRFC)	8,500	41,131
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	120,400	918,629
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	3,708	178,675

Total Preferred Stocks (cost $1,234,660)		1,657,047
Unaffiliated Exchange-Traded Fund 0.1%
iShares MSCI EAFE ETF(a) (cost $608,217)	9,000	678,150

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 5.4%
Automobiles 0.9%
AmeriCredit Automobile Receivables Trust,
Series 2019-03, Class C	2.320%	07/18/25	30	30,263
Series 2020-02, Class D	2.130	03/18/26	100	96,480
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25	150	149,625
Series 2020-01A, Class A, 144A	2.330	08/20/26	500	477,952

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Avis Budget Rental Car Funding AESOP LLC, (cont’d.)
Series 2020-02A, Class A, 144A	2.020%	02/20/27		100	$93,284
Series 2021-02A, Class C, 144A	2.350	02/20/28		500	442,926
Series 2023-03A, Class B, 144A	6.120	02/22/28		400	402,741

Exeter Automobile Receivables Trust, Series 2020-03A, Class D	1.730	07/15/26		57	56,323
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		180	165,110
Series 2021-02, Class D, 144A	2.600	05/15/34		300	269,367
Series 2023-01, Class C, 144A	5.580	08/15/35		500	497,685
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26		100	94,774
Series 2023-01A, Class B, 144A	6.220	06/25/27		500	502,204
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		700	633,933
Series 2021-02A, Class B, 144A	2.120	12/27/27		100	90,325

Hertz Vehicle Financing LLC, Series 2022-02A, Class B, 144A	2.650	06/26/28		100	90,421
JPMorgan Chase Bank, NA,
Series 2020-02, Class D, 144A	1.487	02/25/28		8	7,598
Series 2021-02, Class D, 144A	1.138	12/26/28		47	45,736
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		1,280	1,253,402
Series 2021-01A, Class C, 144A	1.420	07/14/28		500	454,538
Series 2023-01A, Class B, 144A	5.810	02/14/31		1,000	1,001,210
Series 2023-01A, Class C, 144A	6.140	02/14/31		400	399,650
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		102	102,013
Series 2022-C, Class E, 144A	11.366	12/15/32		161	163,256
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		38	37,677
Series 2020-03, Class D	1.640	11/16/26		230	226,502
Series 2020-04, Class D	1.480	01/15/27		217	212,028
Series 2021-01, Class D	1.130	11/16/26		685	667,786
					8,664,809
Collateralized Loan Obligations 3.9%
AlbaCore Euro CLO DAC (Ireland), Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	6.565(c)	07/15/35	EUR	2,000	2,198,784

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.794%(c)	01/20/32		1,500	$1,499,247
Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.777(c)	01/20/34		2,100	2,099,824
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.701(c)	05/17/31		961	960,606
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.682(c)	04/30/31		975	973,159
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.812(c)	05/22/32	EUR	1,500	1,634,103
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,500	1,567,024

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.827(c)	04/20/34		1,350	1,349,640
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.797(c)	01/18/34		1,500	1,499,047
Series 2021-59A, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.357(c)	01/18/34		1,000	996,125

Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.827(c)	09/01/31		2,500	2,500,000
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.727(c)	04/20/31		1,427	1,427,967
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.755(c)	07/16/31		3,704	3,706,427
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.835(c)	10/15/34		3,500	3,473,536
Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.777(c)	07/20/34		4,000	3,983,120

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.696%(c)	10/20/32		3,500	$3,491,279
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.877(c)	07/20/31		239	239,008
Trinitas Euro CLO DAC (Ireland), Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	7.715(c)	04/15/35	EUR	2,750	3,040,002
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.877(c)	10/20/31		500	500,221
					37,139,119
Consumer Loans 0.3%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	175	128,149
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		100	92,213
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31		700	629,411
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		122	118,969
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		400	368,532
Series 2022-02A, Class D, 144A	6.550	10/14/34		800	786,262
Series 2023-02A, Class C, 144A	6.740	09/15/36		200	203,607
Series 2023-02A, Class D, 144A	7.520	09/15/36		200	204,589

Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		108	107,700
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		400	381,318
					3,020,750
Credit Cards 0.0%
Newday Funding Master Issuer PLC (United Kingdom), Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)	5.997(c)	07/15/29	GBP	100	127,414

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Equipment 0.0%
MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720%	06/15/40		213	$208,406
Home Equity Loans 0.1%
JPMorgan Mortgage Trust, Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.038(c)	03/25/54		327	328,496
Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63		114	116,362
Towd Point Mortgage Trust, Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63		294	301,264
					746,122
Other 0.1%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	9.023(c)	10/16/25		100	93,730
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.270(c)	06/25/24		700	686,055
					779,785
Residential Mortgage-Backed Securities 0.0%
Countrywide Asset-Backed Certificates Trust, Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.220(c)	03/25/34		21	20,632
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.818(c)	09/27/75	EUR	286	310,744
					331,376
Student Loans 0.1%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42		89	82,293
Series 2018-AGS, Class A1, 144A	3.210	02/25/44		70	65,229
Series 2018-CGS, Class A1, 144A	3.870	02/25/46		28	26,126
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42		3	2,874

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust, (cont’d.)
Series 2018-B, Class A2FX, 144A	3.540%	05/26/43	9	$9,169
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	33	32,448
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A	3.520	06/16/42	15	15,172
Series 2019-CA, Class A2, 144A	3.130	02/15/68	85	81,444
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	117	111,194
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	232	217,101
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	61	59,657
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	314	292,836
				995,543

Total Asset-Backed Securities (cost $52,897,675)				52,013,324
Commercial Mortgage-Backed Securities 6.3%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	946,976
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,517,230

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.584(cc)	02/15/50	40,575	669,264
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,291,957
Series 2020-C07, Class XB, IO	0.986(cc)	04/15/53	4,900	265,504
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	2,500	2,666,159
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	1,400	1,312,056
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,601,599
Series 2019-B15, Class A2	2.914	12/15/72	1,000	933,095
Series 2020-B17, Class A4	2.042	03/15/53	650	536,970
Series 2023-V02, Class A3	5.812(cc)	05/15/55	1,400	1,434,395
BMO Mortgage Trust,
Series 2023-C06, Class XB, IO	0.153(cc)	09/15/56	90,697	1,435,588
Series 2023-C07, Class A2	6.770	12/15/56	1,800	1,892,984
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	8.126(c)	10/15/36	1,275	1,254,189
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)	7.673(c)	11/15/38	1,000	972,387

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

BX Trust, Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	7.425%(c)	10/15/36	1,350	$1,281,022
CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.982(c)	09/15/38	750	753,759
CFK Trust, Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,036,870
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	114	113,366
Series 2015-GC29, Class A3	2.935	04/10/48	385	375,620
Series 2015-P01, Class A4	3.462	09/15/48	600	581,919
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,169,391
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,193,360
Commercial Mortgage Trust,
Series 2014-CR18, Class A4	3.550	07/15/47	137	135,797
Series 2014-UBS04, Class A4	3.420	08/10/47	664	653,695
Series 2015-LC21, Class A3	3.445	07/10/48	546	532,495

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month SOFR + 2.697% (Cap N/A, Floor 2.650%)	8.059(c)	05/15/36	1,762	1,743,905
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,387,418
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	649	633,072
Series 2017-C08, Class A3	3.127	06/15/50	723	665,220

Deutsche Bank Commercial Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	705	673,415
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.336(cc)	03/25/26	2,097	53,448
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4	3.587	06/10/47	1,680	1,661,810
Series 2015-GC28, Class A4	3.136	02/10/48	366	360,132
Series 2021-GSA03, Class XB, IO	0.624(cc)	12/15/54	35,000	1,467,053
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	800	269,795
Series 2019-BKWD, Class A, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.000%)	6.976(c)	09/15/29	476	438,802
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	574	557,828
Series 2015-C25, Class A4	3.372	10/15/48	700	677,197
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,188,842

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2019-H06, Class A3	3.158%	06/15/52	1,250	$1,136,665
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,122,823

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	9.659(c)	03/15/39	1,100	1,034,513
NJ Trust, Series 2023-GSP, Class A, 144A	6.697(cc)	01/06/29	500	521,277
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,332,834
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,551,282
Series 2018-C09, Class A3	3.854	03/15/51	350	330,366
Series 2018-C14, Class A3	4.180	12/15/51	814	773,491
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	778,922
Series 2016-C33, Class A3	3.162	03/15/59	878	837,236
Series 2016-C34, Class A3	2.834	06/15/49	800	764,248
Series 2016-C35, Class A3	2.674	07/15/48	1,061	1,005,805
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,413,595
Series 2017-C38, Class A4	3.190	07/15/50	643	602,398
Series 2018-C46, Class A3	3.888	08/15/51	1,050	983,512
Series 2018-C48, Class A4	4.037	01/15/52	1,668	1,606,515
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,442,313

Total Commercial Mortgage-Backed Securities (cost $65,417,899)				60,573,379
Corporate Bonds 15.0%
Aerospace & Defense 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,757,669
Sr. Unsec’d. Notes	3.625	03/01/48	555	410,525
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	475	462,555
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	156	155,100
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	75	75,854
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	370	370,537

RTX Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	229,567
				3,461,807

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.4%
Altria Group, Inc., Gtd. Notes	3.400%	02/04/41	620	$455,111
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	108	103,011
Gtd. Notes	6.343	08/02/30	100	104,665
BAT International Finance PLC (United Kingdom),
Gtd. Notes	4.448	03/16/28	1,410	1,379,842
Gtd. Notes	5.931	02/02/29	30	31,105

Philip Morris International, Inc., Sr. Unsec’d. Notes	5.125	02/15/30	1,000	1,017,822
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	366,202
				3,457,758
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	140	130,514
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	58	56,537
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	260	261,196
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	48	45,991
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	253,583
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	55,915
				803,736
Auto Manufacturers 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	505	417,160
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.900	02/16/28	425	381,458
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	1,085	1,036,009
Sr. Unsec’d. Notes	6.250	10/02/43	95	97,188
Sr. Unsec’d. Notes	6.600	04/01/36	80	85,513

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

General Motors Financial Co., Inc., Gtd. Notes	3.950%	04/13/24	616	$612,160
				2,629,488
Auto Parts & Equipment 0.0%
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	250	248,367
Banks 3.9%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	200	195,408
Banco Santander SA (Spain), Sr. Non-Preferred Notes	1.849	03/25/26	200	185,106
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	350	345,804
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	543,191
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	415	416,168
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	151,831
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	194,981
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,764,396
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	109,030
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	337,747
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	1,935,283
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	902,900
Sr. Unsec’d. Notes	3.650	03/16/25	200	195,604
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	392,546
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	750	665,392
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	685	580,688

BPCE SA (France), Sr. Non-Preferred Notes, 144A	2.277(ff)	01/20/32	250	199,892
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	200	199,684
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	100	97,069
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,202,045
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	154,422
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	751,748
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	238,963
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	276,478

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.700%	01/12/26	200	$195,331
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,451,191
Sub. Notes	4.400	06/10/25	767	758,317
Sub. Notes	4.450	09/29/27	195	190,493
Sub. Notes	4.750	05/18/46	55	49,327
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	245	240,988
Sub. Notes	7.079(ff)	02/10/34	250	256,572

Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	305,690
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	50	54,520
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	260,327
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	351,512
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	382,337
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,179,336
Sr. Unsec’d. Notes	3.750	02/25/26	50	48,860
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	180,491
Sr. Unsec’d. Notes	3.850	01/26/27	410	399,112
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	91,849
Sub. Notes	6.750	10/01/37	275	303,185
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	345	339,531
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,242,627
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	927,439
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	317,374
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	103,488
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	423,869
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	136,378
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,536,444
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	766,086
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	83,591
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	245,076
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	460	466,766
Sub. Notes	3.875	09/10/24	90	88,939

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	300	287,838
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.748(ff)	07/06/34	860	889,845

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes	5.449%(ff)	07/20/29	230	$234,353
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	821,208
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,118,473
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	362,492
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	233,789
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	178,316
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	412,226
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	1,536	1,465,956

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	1,000	920,574
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	309,507
State Street Corp., Jr. Sub. Notes, Series F, 3 Month SOFR + 3.859%	9.243(c)	03/15/24(oo)	63	63,688
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, MTN	5.650	03/09/26	250	252,726
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	421,369
UniCredit SpA (Italy), Sr. Preferred Notes, 144A	3.127(ff)	06/03/32	405	340,511
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	715	754,258
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,289,621
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	886,258
				37,656,430
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	149,706
Gtd. Notes	4.900	02/01/46	935	915,191

Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.450	05/15/25	890	876,773
				1,941,670

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	3.000%	01/15/52		600	$420,190
Sr. Unsec’d. Notes	5.600	03/02/43		495	511,876
					932,066
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.750	03/01/28		425	417,801
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25		49	47,552
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		300	275,257
					740,610
Chemicals 0.3%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44		150	143,676
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		20	17,660
Sr. Unsec’d. Notes	9.400	05/15/39		31	43,265

Huntsman International LLC, Sr. Unsec’d. Notes	4.500	05/01/29		1,650	1,592,093
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28		245	247,030
Rain Carbon, Inc., Sr. Sec’d. Notes, 144A	12.250	09/01/29		75	73,358
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		200	186,000
Gtd. Notes	5.875	03/27/24		200	198,440
Gtd. Notes	6.500	09/27/28		200	188,813
					2,690,335
Commercial Services 0.2%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		132	127,747
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		500	497,935
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	185	195,784

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37	20	$23,327
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60	100	66,521
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	270	205,849
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	05/20/32	210	211,846
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	279	204,440
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	55	39,555
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	200	177,633
Gtd. Notes	3.875	02/15/31	62	56,349

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30	595	496,098
				2,303,084
Computers 0.0%
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	131	139,589
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	400	363,275
Diversified Financial Services 0.2%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	320	328,093
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.875	07/21/28	610	625,576
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	120	115,628
Gtd. Notes, 144A	6.000	01/15/27	400	397,120

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	350	309,945

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250%	02/15/29	325	$292,790
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	208,702
				2,277,854
Electric 1.3%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	126,168
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	128,021
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	175	166,500
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	139,315
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	206,361
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	138,484
General Ref. Mortgage, Series Z	2.400	09/01/26	170	160,148

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	440	413,737
Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	609,107
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24	800	786,286
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	497,953
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	59,755
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	199,276
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	137,070
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	385	370,700
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.250	07/12/31	1,190	965,924
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	306,074
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	64,935

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	$32,298
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	269,844
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	218,759
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	278,214
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	49,812
Gtd. Notes, 144A	3.375	02/15/29	50	44,174
Gtd. Notes, 144A	3.625	02/15/31	125	107,524
Gtd. Notes, 144A	3.875	02/15/32	275	235,491
Gtd. Notes, 144A	5.250	06/15/29	225	218,679
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	75	78,072
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	130,661
Sr. Unsec’d. Notes	4.150	04/01/48	175	146,500
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	191,125
First Mortgage	4.550	07/01/30	540	514,455

Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	30,254
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	132,343
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	196,643
Southern California Edison Co., First Mortgage	5.300	03/01/28	490	503,384
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	190,297
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,042,906
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	200	198,198
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	650	647,769
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27	600	593,269
Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	635,248

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41		105	$93,865
					12,255,598
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.750	12/01/24		1,200	1,188,637
Engineering & Construction 0.2%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	278,921
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	289,316
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	171,836
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	192,606
Sr. Sec’d. Notes, 144A	5.500	10/31/46		200	171,514
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	343,672

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		100	89,386
					1,537,251
Entertainment 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		25	24,990
Sr. Sec’d. Notes, 144A	7.000	02/15/30		125	128,511
Sr. Unsec’d. Notes, 144A	4.625	10/15/29		250	226,009

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		175	176,020
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27		200	202,500
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		265	233,645
Gtd. Notes	5.141	03/15/52		380	326,967
					1,318,642
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	01/15/31		80	82,432

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.3%
B&G Foods, Inc., Gtd. Notes	5.250%	09/15/27		325	$295,801
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	700	825,541
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	551,691
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl, Gtd. Notes, 144A	6.750	03/15/34		955	1,007,013
Kraft Heinz Foods Co., Gtd. Notes	4.375	06/01/46		490	428,876
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	69,190
Gtd. Notes, 144A	4.375	01/31/32		150	136,909
					3,315,021
Forest Products & Paper 0.0%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		310	305,641
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		600	583,582
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47		200	167,532
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	527,861
Sr. Unsec’d. Notes	4.800	02/15/44		40	36,776

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	692,336
					2,008,087
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		200	180,901
Healthcare-Services 0.7%
Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46		795	684,858
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		200	174,838

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920%	06/01/47	95	$80,942
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	42,001
Sr. Unsec’d. Notes	4.650	01/15/43	30	27,814
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	130	129,947
Gtd. Notes, MTN	7.750	07/15/36	400	461,897

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	2.200	06/01/30	360	307,122
IHC Health Services, Inc., Sec’d. Notes	4.131	05/15/48	480	434,541
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	140	123,794
Unsec’d. Notes, Series 2021	2.810	06/01/41	495	371,871

MultiCare Health System, Unsec’d. Notes	2.803	08/15/50	280	172,140
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	155	111,795
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	1,155	966,751
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	190	165,966
Unsec’d. Notes, Series H	2.746	10/01/26	50	47,010
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	500	497,689
Sr. Sec’d. Notes	4.375	01/15/30	150	139,242

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.200	04/15/63	1,935	1,977,729
				6,917,947
Home Builders 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	600	528,000
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	620,156
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	504,495
Gtd. Notes, 144A	5.875	06/15/27	90	90,505

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Toll Brothers Finance Corp., Gtd. Notes	4.350%	02/15/28	1,650	$1,612,477
				3,355,633
Insurance 0.2%
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.000	12/07/33	875	897,010
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	83,127
Gtd. Notes, 144A	3.951	10/15/50	180	136,665
Gtd. Notes, 144A	4.569	02/01/29	350	342,555

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	116,343
Markel Group, Inc., Sr. Unsec’d. Notes	5.000	03/30/43	25	22,185
New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	127,127
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	13,711
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	209,735
Sub. Notes, 144A	6.850	12/16/39	22	25,402
				1,973,860
Leisure Time 0.1%
NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	75	72,750
NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	125	118,281
Royal Caribbean Cruises Ltd., Gtd. Notes, 144A	7.250	01/15/30	50	52,000
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	250	243,125
				486,156
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	375	326,527

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125%	06/15/26	561	$538,711
Sr. Unsec’d. Notes, Series X	4.000	04/15/28	830	803,626

MGM Resorts International, Gtd. Notes	6.750	05/01/25	250	251,069
				1,919,933
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	50	52,334
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	440	465,538
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.700	09/15/28	89	88,031
				605,903
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	350	305,776
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	375	354,845
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	195,218
Sr. Sec’d. Notes	5.375	05/01/47	120	102,363
Sr. Sec’d. Notes	6.384	10/23/35	110	111,685
Sr. Sec’d. Notes	6.484	10/23/45	172	168,976
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	19	15,971
Gtd. Notes	5.500	05/15/64	700	737,869

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	255	250,496
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	310	227,821
Gtd. Notes, 144A	5.500	04/15/27	425	388,039
Sr. Unsec’d. Notes	5.250	06/01/24	75	73,513
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	300	179,893

Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A (original cost $550,396; purchased 02/12/20)(f)	5.375	08/15/26(d)	550	27,672

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Discovery Communications LLC, Gtd. Notes	5.300%	05/15/49	575	$496,887
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	51,548
Gtd. Notes	7.375	07/01/28	100	60,239
Gtd. Notes	7.750	07/01/26	400	279,249

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	250	260,791
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	122,880
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28	220	227,405
				4,639,136
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	299,641
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	200	195,625
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500	07/27/35	95	109,996
				605,262
Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	432,679
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	935	813,750
				1,246,429
Oil & Gas 0.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	226,631
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31	450	384,638
Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	125	119,964

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000%	11/01/27		79	$99,460
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		125	126,146

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)		750	737,052
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		190	178,744
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		125	124,142
Gtd. Notes, 144A	5.875	02/01/29		125	122,614
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		75	78,440
Gtd. Notes, 144A	8.625	11/01/30		25	26,594

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		100	100,716
ConocoPhillips Co., Gtd. Notes	3.758	03/15/42		150	126,916
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		35	33,852
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		68	66,980
Sr. Unsec’d. Notes	8.625	01/19/29		525	559,781

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		200	200,562
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		200	183,875
Sr. Sec’d. Notes, 144A	5.375	03/30/28		266	233,166

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	110,451
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	48,571
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		125	121,274
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	48,143
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	144,328

Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	230	278,787
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	180	162,754
Gtd. Notes	5.350	02/12/28		49	42,397
Gtd. Notes	6.490	01/23/27		30	27,981
Gtd. Notes	6.500	03/13/27		1,283	1,192,388

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.700%	02/16/32		10	$8,275
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	185,536
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	230,547
Gtd. Notes, MTN	6.750	09/21/47		133	87,015

Phillips 66 Co., Gtd. Notes	3.550	10/01/26		360	348,752
Southwestern Energy Co., Gtd. Notes	4.750	02/01/32		200	185,586
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		870	845,854
					7,798,912
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	326,284
Packaging & Containers 0.1%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32		780	704,004
Ball Corp., Gtd. Notes	6.000	06/15/29		250	255,157
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		125	117,607
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		75	70,499
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		25	25,250
					1,172,517
Pharmaceuticals 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25		315	311,022
Sr. Unsec’d. Notes	4.050	11/21/39		180	162,788
Sr. Unsec’d. Notes	4.250	11/21/49		700	624,736
Sr. Unsec’d. Notes	4.550	03/15/35		430	422,085
Sr. Unsec’d. Notes	4.700	05/14/45		125	119,308

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000%	01/30/28	150	$68,751
Gtd. Notes, 144A	5.000	02/15/29	75	32,250
Gtd. Notes, 144A	5.250	01/30/30	50	22,312
Gtd. Notes, 144A	5.250	02/15/31	350	150,500
Gtd. Notes, 144A	6.250	02/15/29	200	87,000
Gtd. Notes, 144A	7.000	01/15/28	250	108,652

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	18	17,712
Cigna Group (The), Gtd. Notes	4.500	02/25/26	967	960,101
CVS Health Corp.,
Sr. Unsec’d. Notes	3.250	08/15/29	800	744,929
Sr. Unsec’d. Notes	4.300	03/25/28	359	352,881
Sr. Unsec’d. Notes	5.125	07/20/45	357	338,345
Sr. Unsec’d. Notes	5.875	06/01/53	35	36,876

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	200	170,488
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	191,828
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	800	667,156
Viatris, Inc., Gtd. Notes	4.000	06/22/50	325	228,729
				5,818,449
Pipelines 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	350	347,636
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	325	340,709
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	10	8,533
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	579,866
Sr. Unsec’d. Notes	4.950	06/15/28	210	209,507
Sr. Unsec’d. Notes	5.000	05/15/50	170	151,966
Sr. Unsec’d. Notes	5.300	04/15/47	500	460,421
Sr. Unsec’d. Notes	6.400	12/01/30	150	160,462
Sr. Unsec’d. Notes	6.550	12/01/33	80	86,891

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes	3.950%	01/31/60	55	$44,753
Gtd. Notes	4.850	03/15/44	185	178,004

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	299,735
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	220	147,556
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	544,218
Sr. Unsec’d. Notes	4.500	04/15/38	175	155,818
Sr. Unsec’d. Notes	4.875	06/01/25	375	372,727
Sr. Unsec’d. Notes	4.950	03/14/52	520	464,326
Sr. Unsec’d. Notes	5.200	03/01/47	20	18,598
Sr. Unsec’d. Notes	5.500	02/15/49	176	170,493

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	215,482
ONEOK, Inc., Gtd. Notes	4.500	03/15/50	1,000	838,268
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	158,886
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	260,840
Gtd. Notes, 144A	6.000	12/31/30	125	117,248
Gtd. Notes, 144A	7.500	10/01/25	150	151,664
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	30	27,017
Sr. Sec’d. Notes, 144A	4.125	08/15/31	30	26,507

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	20	17,498
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45	220	200,277
Sr. Unsec’d. Notes	5.300	08/15/52	195	189,272
Sr. Unsec’d. Notes	5.400	03/02/26	430	434,343
Sr. Unsec’d. Notes	5.400	03/04/44	175	170,574
				7,550,095
Real Estate 0.0%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29	350	315,323

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.6%
Brandywine Operating Partnership LP, Gtd. Notes	4.550%	10/01/29		450	$395,960
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30		345	323,787
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		50	37,669
Gtd. Notes	9.750	06/15/25		25	24,597
Sr. Unsec’d. Notes	4.750	05/01/24		50	49,698
Sr. Unsec’d. Notes	4.750	02/15/28		400	307,240

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26		175	174,207
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31		315	272,960
Gtd. Notes	5.250	12/15/32		950	961,710

Realty Income Corp., Sr. Unsec’d. Notes	3.400	01/15/28		800	761,282
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31		675	562,788
Ventas Realty LP, Gtd. Notes	2.650	01/15/25		1,750	1,695,634
Welltower OP LLC, Gtd. Notes	4.250	04/01/26		160	157,602
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33		545	425,892
					6,151,026
Retail 0.2%
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31		185	150,379
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	587,460
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	426,012

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		170	169,924
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		325	324,393
					1,658,168

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419%	04/15/33	1,750	$1,537,302
Intel Corp., Sr. Unsec’d. Notes	5.900	02/10/63	205	228,433
				1,765,735
Software 0.1%
Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28	620	639,053
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50	48	32,835
Oracle Corp., Sr. Unsec’d. Notes	5.550	02/06/53	245	245,390
				917,278
Telecommunications 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	129	105,245
Sr. Unsec’d. Notes	3.500	09/15/53	1,658	1,206,332
Sr. Unsec’d. Notes	3.550	09/15/55	115	82,912
Sr. Unsec’d. Notes	4.500	05/15/35	125	118,564
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $17,377; purchased 11/14/23)^(f)	0.000	12/31/30	15	17,377
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $5; purchased 11/14/23)^(f)	0.000	12/31/30	48	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $1,497; purchased 11/14/23)^(f)	0.000	12/31/30	1	1,497
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $3; purchased 11/14/23)^(f)	0.000	12/31/30	30	—
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $135,375; purchased 02/10/21)(f)	8.000	12/31/26(d)	150	3,000
Gtd. Notes, 144A, PIK 13.000% (original cost $17,512; purchased 10/19/23)(f)	13.000	12/31/25(d)	25	16,875
Sr. Sec’d. Notes, 144A (original cost $180,806; purchased 10/19/23)(f)	8.750	05/25/24	200	187,096
Sr. Sec’d. Notes, 144A (original cost $165,407; purchased 10/19/23)(f)	8.750	05/25/24	175	163,188

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23(d)	200	$4,000
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	200	199,000
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	625	594,706
NBN Co. Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN	5.750	10/06/28	295	307,513
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	300	370,188
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,910	1,644,226
Gtd. Notes	2.625	02/15/29	275	247,709
Gtd. Notes	3.750	04/15/27	75	72,780
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30	5	4,119
Sr. Unsec’d. Notes	3.400	03/22/41	480	383,183
				5,729,510
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28	135	146,328
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	189,956
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	200	195,023
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	200	179,006
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590	05/17/25	20	20,125
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	25	25,957
Gtd. Notes, 144A	7.125	02/01/32	80	82,509
				838,904
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.550	05/01/28	785	797,432

Total Corporate Bonds (cost $157,166,070)				144,428,171

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 0.0%
Media 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	12.925%(c)	05/25/26	75	$56,299
Second Lien Term Loan,	8.175	08/24/26	620	26,349
				82,648
Telecommunications 0.0%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24	340	316,634

Total Floating Rate and Other Loans (cost $606,723)				399,282
Municipal Bonds 0.3%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	33,697
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	256,293
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	254,781
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	18,169
				529,243
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	183,415
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	100	98,888
				282,303
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	350,767

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454%	04/01/2122	440	$389,144
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	414,434
				1,154,345
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	206,323
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	5.767	08/01/36	170	177,202
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	65,189
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	76,306
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	85,263
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	66,422

Total Municipal Bonds (cost $2,818,717)				2,676,293
Residential Mortgage-Backed Securities 1.1%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/35	1	1,401
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	3.815(cc)	02/25/35	5	4,599

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd.,
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	7.487%(c)	01/26/32	160	$160,067
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.037(c)	01/26/32	360	364,716

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	5.342(cc)	02/25/37	12	11,799
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170	09/25/62	271	272,328
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 0.000%)	7.552(c)	10/25/39	1	939
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.587(c)	03/25/42	105	115,113
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.587(c)	03/25/42	90	95,890
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	183	173,529
Series 2020-RPL06, Class A1, 144A	3.377(cc)	03/25/59	328	326,494
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	351	328,940
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.037(c)	10/25/33	156	156,419
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.787(c)	04/25/34	240	245,320

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.337(c)	11/25/41	90	89,240
Fannie Mae REMIC, Series 2014-11, Class VB	4.500	04/25/42	500	494,666
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.337(c)	11/25/50	250	271,018
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.937(c)	11/25/50	550	560,216
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.737(c)	08/25/33	1,120	1,163,480
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.452(c)	08/25/50	83	93,868
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.137(c)	10/25/50	190	212,820
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.987(c)	01/25/51	100	101,281

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.837%(c)	10/25/33	275	$286,353
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.387(c)	01/25/34	290	292,640
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.987(c)	01/25/34	69	68,930
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.737(c)	10/25/41	200	203,227
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.337(c)	08/25/33	160	162,005
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.487(c)	12/25/33	100	100,250
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.437(c)	09/25/41	300	295,963
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.687(c)	12/25/41	200	197,104
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.187(c)	01/25/42	410	409,843
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.737(c)	02/25/42	300	303,555
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.237(c)	04/25/42	100	102,678

Home Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.137(c)	01/25/34	235	237,721
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	5.674(cc)	07/25/35	2	1,781
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	181	181,123
Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59	238	237,433
Series 2020-SL01, Class A, 144A	5.734(cc)	01/25/60	24	24,274
Series 2021-GS01, Class A1, 144A	1.892(cc)	10/25/66	121	118,542
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60	64	63,825

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	29	28,236
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.220(c)	01/25/48	56	53,508
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.237(c)	04/25/34	200	202,503

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

OBX Trust, Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	6.120%(c)	06/25/57		51	$48,487
PMT Credit Risk Transfer Trust, Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.738(c)	03/27/25		831	837,888
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.187(c)	11/25/31		69	68,863
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.037(c)	11/25/31		300	307,031
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.037(c)	07/25/33		150	150,955

Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	52	57,031
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58		281	264,728
Shamrock Residential (Ireland), Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	4.876(c)	06/24/71	EUR	107	117,288
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	6.478(cc)	02/25/34		10	9,248
Towd Point Mortgage Trust, Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)	5.755(c)	02/25/57		59	59,883

Total Residential Mortgage-Backed Securities (cost $10,619,381)					10,737,039
Sovereign Bonds 0.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27		485	464,916
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	171,100
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375	09/18/37		100	103,594
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		440	430,056
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	191,802

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100%	03/12/33	EUR	100	$86,963
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	315	326,963
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	382,940
Sr. Unsec’d. Notes	3.500	01/11/28		370	353,928

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	198,125
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	94,867
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	2.875	10/17/29		2,000	1,791,641
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	98	91,892
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	400	451,803
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	581	541,613
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	497	524,253
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		200	204,442
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/26(d)		300	87,900
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	200	44,379
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		640	193,280

Total Sovereign Bonds (cost $7,920,883)					6,736,457
U.S. Government Agency Obligations 6.5%
Federal Home Loan Bank	5.500	07/15/36		135	151,429
Federal Home Loan Mortgage Corp.	1.500	10/01/36		1,605	1,394,328
Federal Home Loan Mortgage Corp.	2.000	12/01/50		486	399,053
Federal Home Loan Mortgage Corp.	2.500	09/01/46		363	312,729
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,887	1,615,120
Federal Home Loan Mortgage Corp.	2.500	07/01/51		265	225,845
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,948	1,737,869
Federal Home Loan Mortgage Corp.	3.000	02/01/52		1,785	1,578,467
Federal Home Loan Mortgage Corp.	3.500	03/01/52		882	812,869
Federal Home Loan Mortgage Corp.	3.500	05/01/52		975	894,423
Federal Home Loan Mortgage Corp.	4.000	07/01/52		485	458,511
Federal Home Loan Mortgage Corp.	4.000	10/01/52		1,411	1,334,327
Federal Home Loan Mortgage Corp.	4.500	10/01/39		58	58,304
Federal Home Loan Mortgage Corp.	4.500	07/01/52		1,435	1,391,363
Federal Home Loan Mortgage Corp.	4.500	08/01/52		1,029	997,548
Federal Home Loan Mortgage Corp.	4.500	10/01/52		482	467,647
Federal Home Loan Mortgage Corp.	5.000	04/01/34		5	5,550

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	11	$11,661
Federal Home Loan Mortgage Corp.	5.000	10/01/35	17	17,772
Federal Home Loan Mortgage Corp.	5.000	11/01/41	123	124,878
Federal Home Loan Mortgage Corp.	5.000	09/01/52	1,569	1,553,594
Federal Home Loan Mortgage Corp.	5.000	10/01/52	1,419	1,404,319
Federal Home Loan Mortgage Corp.	5.500	12/01/33	12	12,195
Federal Home Loan Mortgage Corp.	5.500	05/01/34	2	1,618
Federal Home Loan Mortgage Corp.	5.500	07/01/34	26	26,980
Federal Home Loan Mortgage Corp.	5.500	05/01/37	4	4,347
Federal Home Loan Mortgage Corp.	5.500	10/01/37	8	8,369
Federal Home Loan Mortgage Corp.	5.500	12/01/52	376	378,634
Federal Home Loan Mortgage Corp.	6.000	01/01/34	12	12,433
Federal Home Loan Mortgage Corp.	7.000	10/01/31	—(r)	339
Federal Home Loan Mortgage Corp.	7.000	05/01/32	3	3,420
Federal National Mortgage Assoc.	1.500	02/01/51	1,009	788,901
Federal National Mortgage Assoc.	1.500	06/01/51	957	747,246
Federal National Mortgage Assoc.	2.000	11/01/50	2,856	2,349,011
Federal National Mortgage Assoc.	2.000	12/01/50	1,258	1,035,320
Federal National Mortgage Assoc.	2.000	04/01/51	1,444	1,185,766
Federal National Mortgage Assoc.	2.000	05/01/51	530	434,916
Federal National Mortgage Assoc.	2.000	08/01/51	1,204	986,340
Federal National Mortgage Assoc.(k)	2.000	11/01/51	1,370	1,120,983
Federal National Mortgage Assoc.	2.500	06/01/50	485	416,327
Federal National Mortgage Assoc.	2.500	10/01/50	1,943	1,662,596
Federal National Mortgage Assoc.	2.500	01/01/51	1,043	890,693
Federal National Mortgage Assoc.	2.500	02/01/51	521	445,536
Federal National Mortgage Assoc.	2.500	03/01/51	432	369,409
Federal National Mortgage Assoc.	2.500	07/01/51	220	187,824
Federal National Mortgage Assoc.	3.000	02/01/47	965	886,972
Federal National Mortgage Assoc.	3.000	12/01/51	863	767,497
Federal National Mortgage Assoc.	3.000	02/01/52	437	386,173
Federal National Mortgage Assoc.	3.000	03/01/52	2,674	2,365,933
Federal National Mortgage Assoc.	3.000	05/01/52	488	431,617
Federal National Mortgage Assoc.	3.500	11/01/42	1,205	1,130,552
Federal National Mortgage Assoc.	3.500	01/01/52	400	368,671
Federal National Mortgage Assoc.	3.500	02/01/52	1,265	1,165,991
Federal National Mortgage Assoc.	4.000	04/01/52	1,301	1,230,504
Federal National Mortgage Assoc.	4.000	05/01/52	2,486	2,351,730
Federal National Mortgage Assoc.	4.500	09/01/39	46	45,928
Federal National Mortgage Assoc.	4.500	08/01/40	40	40,280
Federal National Mortgage Assoc.	4.500	02/01/44	56	55,612
Federal National Mortgage Assoc.	4.500	08/01/44	124	123,151
Federal National Mortgage Assoc.	4.500	01/01/45	103	102,257
Federal National Mortgage Assoc.	4.500	05/01/52	452	438,464

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.500%	06/01/52	1,085	$1,051,753
Federal National Mortgage Assoc.	4.500	07/01/52	952	923,231
Federal National Mortgage Assoc.	4.500	08/01/52	973	943,732
Federal National Mortgage Assoc.	4.500	10/01/52	461	446,613
Federal National Mortgage Assoc.	5.000	07/01/35	11	11,015
Federal National Mortgage Assoc.	5.000	02/01/36	23	23,223
Federal National Mortgage Assoc.	5.000	06/01/52	436	431,541
Federal National Mortgage Assoc.	5.000	07/01/52	2,280	2,256,369
Federal National Mortgage Assoc.	5.000	09/01/52	1,276	1,262,599
Federal National Mortgage Assoc.	5.500	06/01/33	5	4,718
Federal National Mortgage Assoc.	5.500	08/01/33	9	9,564
Federal National Mortgage Assoc.	5.500	09/01/33	13	12,986
Federal National Mortgage Assoc.	5.500	09/01/33	24	25,142
Federal National Mortgage Assoc.	5.500	01/01/34	10	10,397
Federal National Mortgage Assoc.	5.500	01/01/34	10	10,448
Federal National Mortgage Assoc.	5.500	07/01/34	18	18,568
Federal National Mortgage Assoc.	5.500	08/01/52	295	296,884
Federal National Mortgage Assoc.	5.500	11/01/52	1,744	1,756,205
Federal National Mortgage Assoc.	6.000	TBA(tt)	1,000	1,015,312
Federal National Mortgage Assoc.	6.000	01/01/34	3	3,479
Federal National Mortgage Assoc.	6.000	01/01/34	63	65,677
Federal National Mortgage Assoc.	6.000	02/01/34	5	5,268
Federal National Mortgage Assoc.	6.000	10/01/34	1	804
Federal National Mortgage Assoc.	6.000	10/01/34	4	4,134
Federal National Mortgage Assoc.	6.000	11/01/34	7	7,610
Federal National Mortgage Assoc.	6.000	11/01/34	14	14,701
Federal National Mortgage Assoc.	6.000	11/01/34	22	22,712
Federal National Mortgage Assoc.	6.000	01/01/35	36	36,947
Federal National Mortgage Assoc.	6.000	02/01/35	22	23,128
Federal National Mortgage Assoc.	6.000	08/01/36	9	9,598
Federal National Mortgage Assoc.	6.000	08/01/38	2	1,986
Federal National Mortgage Assoc.	6.000	11/01/52	976	993,367
Federal National Mortgage Assoc.	6.000	12/01/52	214	217,721
Federal National Mortgage Assoc.	6.500	05/01/24	—(r)	391
Federal National Mortgage Assoc.	6.500	07/01/29	2	2,285
Federal National Mortgage Assoc.	6.500	07/01/32	8	7,958
Federal National Mortgage Assoc.	6.500	04/01/33	5	4,971
Federal National Mortgage Assoc.	6.500	01/01/34	4	3,920
Federal National Mortgage Assoc.	6.500	10/01/36	10	10,747
Federal National Mortgage Assoc.	6.500	09/01/37	32	33,860
Federal National Mortgage Assoc.	6.500	10/01/37	32	33,208
Federal National Mortgage Assoc.	6.500	06/01/53	326	334,264
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200	229,987
Federal National Mortgage Assoc.	7.000	06/01/32	4	4,079

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.(k)	7.125%	01/15/30	452	$525,728
Federal National Mortgage Assoc.	7.500	09/01/30	—(r)	392
Federal National Mortgage Assoc.	8.500	02/01/28	—(r)	485
Government National Mortgage Assoc.	2.500	03/20/51	537	469,226
Government National Mortgage Assoc.	3.000	09/20/43	90	82,862
Government National Mortgage Assoc.	3.000	01/20/44	28	25,589
Government National Mortgage Assoc.	3.000	03/15/45	58	51,780
Government National Mortgage Assoc.	3.000	05/20/45	86	79,166
Government National Mortgage Assoc.	3.000	08/20/45	160	147,478
Government National Mortgage Assoc.	3.000	06/20/46	171	157,170
Government National Mortgage Assoc.	3.000	03/20/47	96	88,136
Government National Mortgage Assoc.	3.000	12/20/48	463	424,846
Government National Mortgage Assoc.	3.000	06/20/51	562	509,769
Government National Mortgage Assoc.	3.000	08/20/51	1,768	1,604,067
Government National Mortgage Assoc.	4.500	09/20/52	495	483,058
Government National Mortgage Assoc.	5.000	10/20/37	8	7,930
Government National Mortgage Assoc.	5.000	04/20/45	45	46,079
Government National Mortgage Assoc.	5.000	09/20/52	485	482,291
Government National Mortgage Assoc.	5.500	07/15/33	8	7,844
Government National Mortgage Assoc.	5.500	12/15/33	3	3,371
Government National Mortgage Assoc.	5.500	09/15/34	77	78,763
Government National Mortgage Assoc.	5.500	01/15/36	28	28,212
Government National Mortgage Assoc.	5.500	02/15/36	61	61,540
Government National Mortgage Assoc.	5.500	11/20/52	2,561	2,581,202
Government National Mortgage Assoc.	6.500	04/15/24	—(r)	419
Government National Mortgage Assoc.	6.500	07/15/32	1	1,023
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	183
Government National Mortgage Assoc.	6.500	08/15/32	1	573
Government National Mortgage Assoc.	6.500	08/15/32	1	983
Government National Mortgage Assoc.	6.500	08/15/32	5	5,667
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	9
Government National Mortgage Assoc.	7.000	05/15/31	2	2,525
Government National Mortgage Assoc.	7.500	04/15/29	—(r)	407
Government National Mortgage Assoc.	8.000	06/15/25	2	2,092
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	104,768

Total U.S. Government Agency Obligations (cost $63,466,098)				62,556,876
U.S. Treasury Obligations 2.2%
U.S. Treasury Bonds	2.000	11/15/41	6,620	4,798,465
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	12,240	9,340,651
U.S. Treasury Bonds	3.375	11/15/48	600	523,875
U.S. Treasury Bonds	4.125	08/15/53	35	35,476
U.S. Treasury Notes	4.375	11/30/30	3,020	3,107,297

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	1.467%(s)	11/15/41	210	$96,223
U.S. Treasury Strips Coupon	2.052(s)	11/15/43	5,730	2,389,589
U.S. Treasury Strips Coupon(k)	2.374(s)	05/15/43	550	234,502
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	500	241,250
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	90	35,610
U.S. Treasury Strips Coupon	2.732(s)	08/15/30	286	220,499
U.S. Treasury Strips Coupon	4.002(s)	05/15/41	30	14,109
U.S. Treasury Strips Coupon	4.018(s)	11/15/42	100	43,617
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	230	78,290
U.S. Treasury Strips Coupon	5.331(s)	02/15/40	275	138,338
U.S. Treasury Strips Coupon	5.356(s)	05/15/40	115	57,042

Total U.S. Treasury Obligations (cost $27,432,677)				21,354,833

Total Long-Term Investments (cost $800,540,487)				942,892,412

	Shares
Short-Term Investments 2.4%
Affiliated Mutual Funds 2.4%
PGIM Core Government Money Market Fund(wb)		15,420,480	15,420,480
PGIM Institutional Money Market Fund (cost $7,355,023; includes $7,317,316 of cash collateral for securities on loan)(b)(wb)		7,358,586	7,355,643

Total Affiliated Mutual Funds (cost $22,775,503)				22,776,123

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $197,897)	5.257%	03/14/24	200	197,927

Total Short-Term Investments (cost $22,973,400)				22,974,050

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN (cost $823,513,887)				965,866,462

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Value
OPTION Written*~ (0.0)%
(premiums received $0)	$(12)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.4% (cost $823,513,887)	965,866,450
Liabilities in excess of other assets(z) (0.4)%	(3,732,534)

Net Assets 100.0%	$962,133,916

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ADR—American Depositary Receipt
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDI—Chess Depository Interest
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
DAC—Designated Activity Company
DB—Deutsche Bank AG
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S&P—Standard & Poor’s
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20,240 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,173,171; cash collateral of $7,317,316 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2023.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,068,378. The aggregate value of $416,705 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,000,000 is 0.1% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $1,416,563)	4.000%	TBA	01/16/24	$(1,500)	$(1,418,613)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA ^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	4,500	$(12)
(premiums received $0)
Futures contracts outstanding at December 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
36	3 Month CME SOFR	Mar. 2024	$8,517,825	$9,460
52	3 Month CME SOFR	Jun. 2024	12,351,950	47,535
91	2 Year U.S. Treasury Notes	Mar. 2024	18,738,180	164,342
384	10 Year U.S. Treasury Notes	Mar. 2024	43,350,002	1,240,267

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Futures contracts outstanding at December 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
24	20 Year U.S. Treasury Bonds	Mar. 2024	$2,998,500	$126,052
152	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	20,306,250	1,659,782
23	Mini MSCI EAFE Index	Mar. 2024	2,590,260	99,430
22	Mini MSCI Emerging Markets Index	Mar. 2024	1,137,070	49,662
3	S&P 500 E-Mini Index	Mar. 2024	723,000	23,998
				3,420,528
Short Positions:
20	5 Year Euro-Bobl	Mar. 2024	2,633,583	(43,184)
69	5 Year U.S. Treasury Notes	Mar. 2024	7,505,367	(91,635)
6	10 Year Euro-Bund	Mar. 2024	908,904	(24,976)
50	10 Year U.S. Ultra Treasury Notes	Mar. 2024	5,900,782	(269,278)
4	Euro Schatz Index	Mar. 2024	470,481	(3,006)
				(432,079)
				$2,988,449
Forward foreign currency exchange contracts outstanding at December 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/24	JPM	AUD	162	$103,000	$110,712	$7,712	$—
Brazilian Real,
Expiring 02/02/24	CITI	BRL	1,277	258,000	262,284	4,284	—
Chilean Peso,
Expiring 03/20/24	DB	CLP	161,129	184,000	182,058	—	(1,942)
Chinese Renminbi,
Expiring 01/30/24	BARC	CNH	2,848	397,000	400,547	3,547	—
Expiring 01/30/24	BOA	CNH	2,795	390,000	393,074	3,074	—
Expiring 01/30/24	BOA	CNH	1,588	223,000	223,377	377	—
Expiring 01/30/24	JPM	CNH	5,738	789,971	806,985	17,014	—
Colombian Peso,
Expiring 03/20/24	CITI	COP	499,032	123,783	126,688	2,905	—
Expiring 03/20/24	GSI	COP	653,467	160,124	165,894	5,770	—
Expiring 03/20/24	GSI	COP	648,281	159,937	164,577	4,640	—
Czech Koruna,
Expiring 01/19/24	CITI	CZK	7,746	335,920	346,104	10,184	—
Expiring 01/19/24	DB	CZK	6,489	277,000	289,932	12,932	—
Expiring 01/19/24	DB	CZK	5,487	234,000	245,193	11,193	—
Expiring 01/19/24	DB	CZK	4,603	203,616	205,691	2,075	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 01/19/24	GSI	CZK	4,653	$201,750	$207,912	$6,162	$—
Expiring 01/19/24	GSI	CZK	4,577	203,692	204,496	804	—
Expiring 01/19/24	MSI	CZK	6,372	278,000	284,746	6,746	—
Euro,
Expiring 01/19/24	CITI	EUR	204	224,372	225,400	1,028	—
Expiring 01/19/24	CITI	EUR	102	110,035	112,701	2,666	—
Expiring 01/19/24	GSI	EUR	402	443,000	444,179	1,179	—
Expiring 01/19/24	JPM	EUR	403	443,000	444,768	1,768	—
Expiring 01/19/24	SSB	EUR	201	217,889	222,086	4,197	—
Expiring 01/19/24	UAG	EUR	942	1,011,689	1,040,398	28,709	—
Expiring 01/19/24	UAG	EUR	185	203,000	204,545	1,545	—
Hungarian Forint,
Expiring 01/19/24	CITI	HUF	83,622	231,000	240,301	9,301	—
Expiring 01/19/24	DB	HUF	90,295	256,000	259,478	3,478	—
Expiring 01/19/24	DB	HUF	81,960	225,000	235,525	10,525	—
Expiring 01/19/24	GSI	HUF	66,133	185,000	190,043	5,043	—
Indian Rupee,
Expiring 03/20/24	SSB	INR	52,815	631,129	632,265	1,136	—
Expiring 03/20/24	UAG	INR	50,846	607,711	608,686	975	—
Indonesian Rupiah,
Expiring 03/20/24	BOA	IDR	5,910,237	379,896	383,820	3,924	—
Expiring 03/20/24	HSBC	IDR	5,140,695	328,000	333,845	5,845	—
Expiring 03/20/24	JPM	IDR	2,245,720	144,000	145,841	1,841	—
Israeli Shekel,
Expiring 03/20/24	BOA	ILS	1,195	323,566	330,987	7,421	—
Expiring 03/20/24	CITI	ILS	1,059	286,000	293,211	7,211	—
Japanese Yen,
Expiring 01/19/24	HSBC	JPY	45,680	311,721	325,043	13,322	—
Mexican Peso,
Expiring 03/20/24	GSI	MXN	4,930	281,000	286,476	5,476	—
Expiring 03/20/24	HSBC	MXN	8,648	494,614	502,579	7,965	—
Expiring 03/20/24	TD	MXN	3,854	219,000	223,991	4,991	—
New Zealand Dollar,
Expiring 01/19/24	CITI	NZD	416	250,163	262,709	12,546	—
Peruvian Nuevo Sol,
Expiring 03/20/24	BNP	PEN	142	37,735	38,205	470	—
Expiring 03/20/24	MSI	PEN	490	129,950	132,153	2,203	—
Polish Zloty,
Expiring 01/19/24	DB	PLN	903	217,000	229,382	12,382	—
Expiring 01/19/24	GSI	PLN	901	226,000	228,867	2,867	—
Expiring 01/19/24	GSI	PLN	870	209,000	221,005	12,005	—
Expiring 01/19/24	MSI	PLN	900	225,000	228,577	3,577	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 01/19/24	SSB	PLN	947	$228,000	$240,658	$12,658	$—
Singapore Dollar,
Expiring 03/20/24	CITI	SGD	296	223,000	225,007	2,007	—
South African Rand,
Expiring 03/20/24	HSBC	ZAR	6,243	330,745	338,877	8,132	—
Expiring 03/20/24	TD	ZAR	7,183	383,937	389,891	5,954	—
Thai Baht,
Expiring 03/20/24	HSBC	THB	9,640	278,000	284,413	6,413	—
Expiring 03/20/24	MSI	THB	10,123	293,000	298,675	5,675	—
Turkish Lira,
Expiring 03/20/24	BARC	TRY	4,059	129,000	127,647	—	(1,353)
Expiring 03/20/24	BARC	TRY	3,420	107,000	107,554	554	—
				$15,346,945	$15,660,058	316,408	(3,295)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/24	JPM	AUD	218	$140,626	$148,935	$—	$(8,309)
Brazilian Real,
Expiring 02/02/24	CITI	BRL	1,152	233,703	236,580	—	(2,877)
British Pound,
Expiring 01/19/24	DB	GBP	87	110,749	110,908	—	(159)
Expiring 01/19/24	HSBC	GBP	1,766	2,172,908	2,250,886	—	(77,978)
Canadian Dollar,
Expiring 01/19/24	JPM	CAD	146	107,572	110,132	—	(2,560)
Chilean Peso,
Expiring 03/20/24	MSI	CLP	169,532	192,325	191,553	772	—
Chinese Renminbi,
Expiring 01/30/24	BOA	CNH	2,776	385,000	390,417	—	(5,417)
Expiring 01/30/24	HSBC	CNH	2,633	369,000	370,325	—	(1,325)
Expiring 01/30/24	HSBC	CNH	1,478	205,000	207,943	—	(2,943)
Expiring 01/30/24	JPM	CNH	2,902	402,000	408,139	—	(6,139)
Expiring 01/30/24	MSI	CNH	1,481	205,000	208,371	—	(3,371)
Expiring 01/30/24	SCB	CNH	1,509	212,000	212,221	—	(221)
Czech Koruna,
Expiring 01/19/24	BARC	CZK	15,522	670,057	693,560	—	(23,503)
Expiring 01/19/24	DB	CZK	8,347	373,000	372,992	8	—
Expiring 01/19/24	GSI	CZK	5,094	216,892	227,601	—	(10,709)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 01/19/24	MSI	CZK	5,646	$240,108	$252,288	$—	$(12,180)
Euro,
Expiring 01/19/24	BNP	EUR	5,393	5,747,727	5,959,207	—	(211,480)
Expiring 01/19/24	CITI	EUR	395	431,820	436,438	—	(4,618)
Expiring 01/19/24	DB	EUR	391	428,692	432,467	—	(3,775)
Expiring 01/19/24	DB	EUR	295	313,457	325,948	—	(12,491)
Expiring 01/19/24	HSBC	EUR	6,007	6,360,338	6,636,831	—	(276,493)
Expiring 01/19/24	HSBC	EUR	194	211,615	214,352	—	(2,737)
Expiring 01/19/24	MSI	EUR	3,437	3,666,549	3,797,927	—	(131,378)
Expiring 01/19/24	SCB	EUR	241	262,081	266,021	—	(3,940)
Hungarian Forint,
Expiring 01/19/24	GSI	HUF	414,577	1,120,722	1,191,354	—	(70,632)
Expiring 01/19/24	GSI	HUF	94,935	266,000	272,812	—	(6,812)
Expiring 01/19/24	GSI	HUF	88,671	237,000	254,811	—	(17,811)
Israeli Shekel,
Expiring 03/20/24	CITI	ILS	1,347	369,000	372,985	—	(3,985)
Expiring 03/20/24	CITI	ILS	1,116	302,488	309,059	—	(6,571)
New Taiwanese Dollar,
Expiring 03/20/24	JPM	TWD	119,105	3,887,500	3,947,512	—	(60,012)
Expiring 03/20/24	SCB	TWD	15,706	513,000	520,554	—	(7,554)
Peruvian Nuevo Sol,
Expiring 03/20/24	BARC	PEN	1,371	366,449	369,736	—	(3,287)
Expiring 03/20/24	CITI	PEN	885	236,378	238,575	—	(2,197)
Expiring 03/20/24	SCB	PEN	1,236	325,353	333,184	—	(7,831)
Philippine Peso,
Expiring 03/20/24	CITI	PHP	15,365	276,931	277,527	—	(596)
Expiring 03/20/24	SCB	PHP	18,092	325,985	326,780	—	(795)
Expiring 03/20/24	SSB	PHP	22,957	410,363	414,640	—	(4,277)
Expiring 03/20/24	SSB	PHP	16,754	301,457	302,606	—	(1,149)
Polish Zloty,
Expiring 01/19/24	BARC	PLN	976	223,000	247,926	—	(24,926)
Expiring 01/19/24	CITI	PLN	632	158,720	160,582	—	(1,862)
Expiring 01/19/24	CITI	PLN	385	97,280	97,794	—	(514)
Expiring 01/19/24	UAG	PLN	2,635	616,716	669,455	—	(52,739)
Singapore Dollar,
Expiring 03/20/24	BNYM	SGD	1,057	790,486	803,614	—	(13,128)
South Korean Won,
Expiring 03/20/24	BARC	KRW	1,243,476	948,190	964,748	—	(16,558)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 03/20/24	MSI	THB	6,757	$190,095	$199,350	$—	$(9,255)
				$35,621,332	$36,737,646	780	(1,117,094)
						$317,188	$(1,120,389)
Cross currency exchange contracts outstanding at December 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/19/24	Buy	EUR	134	HUF	51,698	$—	$(504)	BARC
01/19/24	Buy	EUR	217	PLN	989	—	(11,562)	BOA
01/19/24	Buy	PLN	1,095	EUR	250	2,442	—	MSI
						$2,442	$(12,066)
Credit default swap agreements outstanding at December 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	01/14/24	0.500%(M)	2,021	*	$1,373	$(27)	$1,400	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	685	$(16,962)	$(20,561)	$3,599	BARC
United Mexican States	12/20/24	1.000%(Q)		400	(3,387)	(923)	(2,464)	BARC
					$(20,349)	$(21,484)	$1,135

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	2.187%	$(4,379)	$(4,051)	$(328)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2023(4)	Value at Trade Date	Value at December 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	5,029	3.562%	$135,403	$301,750	$166,347
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.187%	$(34,697)	$105,927	$140,624
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	(8,272)	38,966	47,238
	32,555	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.380%	—	62,329	62,329
	4,452	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.380%	—	8,981	8,981
	5,724	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.380%	—	29,997	29,997
	12,993	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.380%	—	50,511	50,511
	11,110	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(71,576)	(71,576)
	2,590	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.380%	479	(53,497)	(53,976)
					$(42,490)	$171,638	$214,128

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 4.880%	GSI	03/20/24	(6,170)	$(564,202)	$—	$(564,202)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Total return swap agreements outstanding at December 31, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +19bps(T)/ 5.520%	GSI	02/01/24	5,970	$(124,389)	$—	$(124,389)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	02/05/24	4,570	(76,608)	—	(76,608)
					$(765,199)	$—	$(765,199)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).